UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23018

Investment Company Act file number

Stone Ridge Trust III

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, New York 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, New York 10022

(Name and address of agent for service)

(855)-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2018

Date of reporting period: April 30, 2018

Item 1. Reports to Stockholders.

Semi-Annual Report

April 30, 2018

Unaudited

Stone Ridge All Asset Variance Risk Premium Fund

ALLOCATION OF PORTFOLIO HOLDINGS AT APRIL 30, 2018 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY ASSET TYPE

Purchased Options	$54,680,357	3.6%

Short-Term Investments	1,618,731,931	104.5%

Liabilities in Excess of Other Assets(1)	(124,831,418)	(8.1%	)
	$1,548,580,870

(1)	Cash, cash equivalents and other assets less liabilities.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

		NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
PURCHASED OPTIONS - 3.6%

Call Options (a) - 0.0%
CBOE Volatility Index, Expires: 05/16/18, Strike Price: $17.00		1,344	$2,140,992	$164,640
CBOE Volatility Index, Expires: 05/16/18, Strike Price: $19.00		1,240	1,975,320	99,200
CBOE Volatility Index, Expires: 05/16/18, Strike Price: $20.00		220	350,460	14,850
CBOE Volatility Index, Expires: 06/20/18, Strike Price: $17.00		1,051	1,674,243	210,200

				488,890

Put Options - 3.6%
NASDAQ 100 Stock Index, Expires: 06/15/18, Strike Price: $7,150.00		80	52,844,560	4,364,800
Russell 2000 Index, Expires: 06/15/18, Strike Price: $1,600.00		1,400	215,863,200	9,058,000
S&P 500 Index, Expires: 06/15/18, Strike Price: $2,800.00		2,600	688,493,000	40,456,000

				53,878,800

	COUNTERPARTY (b)	NOTIONAL AMOUNT	NOTIONAL AMOUNT USD	FAIR VALUE
OTC Call Options (a) - 0.0%
Mexican Peso, Expires: 05/02/18, Strike Price: $19.15	A	100,000,000	100,000,000	25,000

OTC Put Options (a) - 0.0%
Israeli Shekel, Expires: 05/07/18, Strike Price: $3.54	A	100,000,000	100,000,000	25,000
Mexican Peso, Expires: 05/03/18, Strike Price: $17.75	A	200,000,000	200,000,000	200
Mexican Peso, Expires: 05/03/18, Strike Price: $18.40	A	100,000,000	100,000,000	69,300
Mexican Peso, Expires: 05/17/18, Strike Price: $17.80	A	100,000,000	100,000,000	40,200
Russian Ruble, Expires: 05/04/18, Strike Price: $60.30	B	50,000,000	50,000,000	300
Russian Ruble, Expires: 05/04/18, Strike Price: $60.80	B	40,000,000	40,000,000	1,160
Russian Ruble, Expires: 05/10/18, Strike Price: $60.10	B	75,000,000	75,000,000	4,875
Russian Ruble, Expires: 05/10/18, Strike Price: $60.67	B	30,000,000	30,000,000	5,790
Swedish Krona, Expires: 05/03/18, Strike Price: EUR 10.50	A	100,000,000	120,759,821	96,592

				243,417

Payer Swaptions (a) - 0.0%
CDX.HY, (5.000%), Quarterly, Expires: 05/16/18, Strike Price: $101.00	C	250,000,000	250,000,000	44,250

TOTAL PURCHASED OPTIONS (Cost $31,435,805)				54,680,357

			SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 104.5%

Money Market Funds - 26.6%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 1.570% (c)			68,491,004	68,491,004
First American Government Obligations Fund - Class X - 1.579% (c)			1,598,000	1,598,000
First American Government Obligations Fund - Class Z - 1.539% (c)			88,916,418	88,916,418
First American Treasury Obligations Fund - Class X - 1.573% (c)			1,598,000	1,598,000
First American Treasury Obligations Fund - Class Z - 1.533% (c)			88,916,418	88,916,418
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 1.601% (c)			81,314,418	81,314,418
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 1.600% (c)			81,314,418	81,314,418

				412,148,676

			PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 77.9%
1.399% , 07/19/2018 (d)(e)			$105,500,000	105,094,851
1.438% , 08/16/2018 (d)(e)			234,000,000	232,713,131
1.830% , 10/11/2018 (d)(e)			147,000,000	145,705,440
1.644% , 11/08/2018 (d)(e)			175,000,000	173,226,055
1.712% , 12/06/2018 (d)(e)			242,000,000	239,301,990

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 77.9% (continued)
1.787% , 01/03/2019 (d)(e)	$291,000,000	$287,061,740
2.257% , 04/25/2019 (d)(e)	24,000,000	23,480,048

		1,206,583,255

TOTAL SHORT-TERM INVESTMENTS (Cost $1,620,228,773)		1,618,731,931

TOTAL INVESTMENTS (Cost $1,651,664,578) - 108.1%		1,673,412,288

LIABILITIES IN EXCESS OF OTHER ASSETS - (8.1)%		(124,831,418)

TOTAL NET ASSETS - 100.0%		$1,548,580,870

Percentages are stated as a percent of net assets.

(a)	Rounds to zero.
(b)	See Note 2.
(c)	Rate shown is the 7-day effective yield.
(d)	All or a portion of this security is held as collateral for derivative contracts.
(e)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
CALL OPTIONS
Australian Dollar Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $77.50	205	$15,436,500	$1,025
Australian Dollar Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $78.00	495	37,273,500	2,475
Australian Dollar Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $78.50	425	32,002,500	2,125
Australian Dollar Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $79.00	350	26,355,000	1,750
Australian Dollar Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $79.50	250	18,825,000	1,250
Australian Dollar Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $80.00	187	14,081,100	935
Australian Dollar Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $80.50	190	14,307,000	950
Australian Dollar Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $81.00	115	8,659,500	575
Australian Dollar Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $81.50	25	1,882,500	125
Australian Dollar Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $77.00	200	15,060,000	36,000
Australian Dollar Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $77.50	425	32,002,500	46,750
Australian Dollar Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $78.00	375	28,237,500	26,250
Australian Dollar Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $78.50	725	54,592,500	32,625
Australian Dollar Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $79.00	680	51,204,000	20,400
Australian Dollar Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $79.50	425	32,002,500	8,500
Australian Dollar Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $80.00	75	5,647,500	1,125
British Pound Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $140.50	75	6,457,500	937
British Pound Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $141.00	124	10,676,400	775
British Pound Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $141.50	247	21,266,700	1,544
British Pound Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $142.00	247	21,266,700	1,544
British Pound Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $142.50	255	21,955,500	1,594
British Pound Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $143.00	355	30,565,500	2,219
British Pound Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $143.50	150	12,915,000	937
British Pound Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $144.00	100	8,610,000	625
British Pound Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $144.50	125	10,762,500	781
British Pound Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $142.00	200	17,220,000	28,750
British Pound Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $142.50	200	17,220,000	22,500
British Pound Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $143.00	175	15,067,500	16,406
British Pound Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $143.50	650	55,965,000	48,750
British Pound Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $144.00	625	53,812,500	35,156
British Pound Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $144.50	600	51,660,000	30,000
British Pound Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $145.00	500	43,050,000	18,750

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
British Pound Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $145.50	300	$25,830,000	$9,375
British Pound Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $146.00	273	23,505,300	6,825
British Pound Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $146.50	150	12,915,000	2,812
Canadian Dollar Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $77.50	200	15,588,000	108,000
Canadian Dollar Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $78.00	415	32,345,100	95,450
Canadian Dollar Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $78.50	530	41,308,200	37,100
Canadian Dollar Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $79.00	565	44,036,100	8,475
Canadian Dollar Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $79.50	418	32,578,920	2,090
Canadian Dollar Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $80.00	375	29,227,500	1,875
Canadian Dollar Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $80.50	305	23,771,700	1,525
Canadian Dollar Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $81.00	160	12,470,400	800
Canadian Dollar Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $79.00	256	19,952,640	71,680
Canadian Dollar Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $79.50	350	27,279,000	59,500
Canadian Dollar Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $80.00	575	44,815,500	57,500
Canadian Dollar Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $80.50	825	64,300,500	41,250
Canadian Dollar Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $81.00	675	52,609,500	23,625
Canadian Dollar Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $81.50	575	44,815,500	11,500
Canadian Dollar Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $82.00	150	11,691,000	2,250
CBOE Volatility Index, Expires 05/16/2018, Strike Price $18.00	1,200	1,911,600	117,000
CBOE Volatility Index, Expires 05/16/2018, Strike Price $23.00	3,500	5,575,500	148,750
CBOE Volatility Index, Expires 05/16/2018, Strike Price $24.00	3,000	4,779,000	112,500
CBOE Volatility Index, Expires 05/16/2018, Strike Price $26.00	3,000	4,779,000	90,000
CBOE Volatility Index, Expires 05/16/2018, Strike Price $29.00	2,000	3,186,000	45,000
CBOE Volatility Index, Expires 05/16/2018, Strike Price $37.50	2,000	3,186,000	25,000
CBOE Volatility Index, Expires 06/20/2018, Strike Price $20.00	6,750	10,752,750	877,500
CBOE Volatility Index, Expires 06/20/2018, Strike Price $23.00	2,850	4,540,050	256,500
CBOE Volatility Index, Expires 06/20/2018, Strike Price $29.00	1,400	2,230,200	73,500
Cocoa Future, June 2018 Settlement, Expires 05/04/2018, Strike Price $2,600.00	250	7,062,500	567,500
Cocoa Future, June 2018 Settlement, Expires 05/04/2018, Strike Price $2,650.00	250	7,062,500	450,000
Cocoa Future, June 2018 Settlement, Expires 05/04/2018, Strike Price $2,700.00	250	7,062,500	335,000
Cocoa Future, June 2018 Settlement, Expires 05/04/2018, Strike Price $2,750.00	130	3,672,500	120,900
Cocoa Future, June 2018 Settlement, Expires 05/04/2018, Strike Price $2,800.00	190	5,367,500	112,100
Cocoa Future, June 2018 Settlement, Expires 05/04/2018, Strike Price $2,850.00	100	2,825,000	35,000
Cocoa Future, June 2018 Settlement, Expires 05/04/2018, Strike Price $2,900.00	20	565,000	3,800
Cocoa Future, June 2018 Settlement, Expires 05/04/2018, Strike Price $2,950.00	20	565,000	2,000
Cocoa Future, July 2018 Settlement, Expires 06/01/2018, Strike Price $2,600.00	20	565,000	50,400
Cocoa Future, July 2018 Settlement, Expires 06/01/2018, Strike Price $2,650.00	140	3,955,000	296,800
Cocoa Future, July 2018 Settlement, Expires 06/01/2018, Strike Price $2,700.00	280	7,910,000	495,600
Cocoa Future, July 2018 Settlement, Expires 06/01/2018, Strike Price $2,750.00	260	7,345,000	374,400
Cocoa Future, July 2018 Settlement, Expires 06/01/2018, Strike Price $2,800.00	190	5,367,500	222,300
Cocoa Future, July 2018 Settlement, Expires 06/01/2018, Strike Price $2,850.00	261	7,373,250	242,730
Cocoa Future, July 2018 Settlement, Expires 06/01/2018, Strike Price $2,900.00	290	8,192,500	211,700
Cocoa Future, July 2018 Settlement, Expires 06/01/2018, Strike Price $2,950.00	40	1,130,000	22,800
Cocoa Future, July 2018 Settlement, Expires 06/01/2018, Strike Price $3,050.00	10	282,500	3,300
Cocoa Future, September 2018 Settlement, Expires 08/03/2018, Strike Price $2,900.00	20	566,000	26,000
Cocoa Future, September 2018 Settlement, Expires 08/03/2018, Strike Price $2,950.00	20	566,000	22,400
Coffee ‘C’ Future, June 2018 Settlement, Expires 05/11/2018, Strike Price $120.00	150	6,907,500	207,562
Coffee ‘C’ Future, June 2018 Settlement, Expires 05/11/2018, Strike Price $122.50	360	16,578,000	309,150
Coffee ‘C’ Future, June 2018 Settlement, Expires 05/11/2018, Strike Price $125.00	320	14,736,000	168,000
Coffee ‘C’ Future, June 2018 Settlement, Expires 05/11/2018, Strike Price $127.50	180	8,289,000	58,725
Coffee ‘C’ Future, June 2018 Settlement, Expires 05/11/2018, Strike Price $130.00	80	3,684,000	16,800
Coffee ‘C’ Future, June 2018 Settlement, Expires 05/11/2018, Strike Price $132.50	40	1,842,000	5,700
Coffee ‘C’ Future, July 2018 Settlement, Expires 06/08/2018, Strike Price $120.00	300	13,815,000	570,375
Coffee ‘C’ Future, July 2018 Settlement, Expires 06/08/2018, Strike Price $122.50	350	16,117,500	500,062
Coffee ‘C’ Future, July 2018 Settlement, Expires 06/08/2018, Strike Price $125.00	620	28,551,000	660,300
Coffee ‘C’ Future, July 2018 Settlement, Expires 06/08/2018, Strike Price $127.50	145	6,677,250	117,450
Coffee ‘C’ Future, July 2018 Settlement, Expires 06/08/2018, Strike Price $130.00	240	11,052,000	149,400
Coffee ‘C’ Future, July 2018 Settlement, Expires 06/08/2018, Strike Price $135.00	40	1,842,000	16,050

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
Coffee ‘C’ Future, July 2018 Settlement, Expires 06/08/2018, Strike Price $137.50	40	$1,842,000	$13,350
Coffee ‘C’ Future, July 2018 Settlement, Expires 06/08/2018, Strike Price $140.00	30	1,381,500	8,437
Coffee Robusta Future, July 2018 Settlement, Expires 06/20/2018, Strike Price $1,850.00	300	5,268,000	54,000
Coffee Robusta Future, July 2018 Settlement, Expires 06/20/2018, Strike Price $1,900.00	1	17,560	110
Corn Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $395.00	225	4,508,438	75,937
Corn Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $380.00	450	9,016,875	486,562
Corn Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $385.00	300	6,011,250	258,750
Corn Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $390.00	700	14,026,250	463,750
Corn Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $395.00	850	17,031,875	430,312
Corn Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $400.00	1,100	22,041,250	419,375
Corn Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $405.00	1,175	23,544,063	323,125
Corn Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $410.00	1,339	26,830,213	276,169
Corn Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $415.00	800	16,030,000	125,000
Corn Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $420.00	636	12,743,850	79,500
Corn Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $425.00	700	14,026,250	70,000
Corn Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $430.00	345	6,912,938	28,031
Corn Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $435.00	50	1,001,875	3,125
Corn Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $450.00	200	4,007,500	8,750
Corn Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $385.00	100	2,003,750	103,125
Corn Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $390.00	450	9,016,875	399,375
Corn Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $395.00	400	8,015,000	307,500
Corn Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $400.00	312	6,251,700	206,700
Corn Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $405.00	900	18,033,750	511,875
Corn Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $410.00	950	19,035,625	463,125
Corn Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $415.00	1,320	26,449,500	552,750
Corn Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $420.00	1,650	33,061,875	587,812
Corn Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $425.00	1,206	24,165,225	369,337
Corn Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $430.00	900	18,033,750	241,875
Corn Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $435.00	96	1,923,600	22,200
Corn Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $440.00	170	3,406,375	35,062
Corn Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $445.00	125	2,504,688	22,656
Corn Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $450.00	25	500,938	4,062
Cotton Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $83.00	500	20,960,000	770,000
Cotton Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $84.00	60	2,515,200	78,000
Cotton Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $85.00	655	27,457,600	713,950
Cotton Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $86.00	500	20,960,000	457,500
Cotton Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $87.00	500	20,960,000	385,000
Cotton Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $88.00	1,214	50,890,880	783,030
Cotton Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $89.00	500	20,960,000	272,500
Cotton Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $90.00	500	20,960,000	232,500
Cotton Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $91.00	390	16,348,800	156,000
Cotton Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $92.00	580	24,313,600	197,200
Cotton Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $93.00	70	2,934,400	20,650
Cotton Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $94.00	20	838,400	5,100
Cotton Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $95.00	400	16,768,000	88,000
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $64.00	125	8,571,250	606,250
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $64.50	225	15,428,250	992,250
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $65.00	470	32,227,900	1,875,300
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $65.50	445	30,513,650	1,597,550
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $66.00	625	42,856,250	2,006,250
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $66.50	620	42,513,400	1,767,000
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $67.00	625	42,856,250	1,568,750
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $67.50	475	32,570,750	1,045,000
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $68.00	225	15,428,250	432,000
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $68.50	275	18,856,750	456,500
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $69.00	400	27,428,000	572,000
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $69.50	225	15,428,250	276,750
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $70.00	200	13,714,000	210,000

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $70.50	175	$11,999,750	$157,500
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $71.00	275	18,856,750	209,000
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $71.50	125	8,571,250	81,250
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $72.00	150	10,285,500	82,500
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $72.50	150	10,285,500	69,000
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $73.00	175	11,999,750	68,250
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $73.50	50	3,428,500	16,500
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $74.00	50	3,428,500	14,000
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $74.50	50	3,428,500	12,000
Crude Oil Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $70.00	225	15,408,000	411,750
Crude Oil Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $70.50	450	30,816,000	738,000
Crude Oil Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $71.00	475	32,528,000	698,250
Crude Oil Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $71.50	800	54,784,000	1,048,000
Crude Oil Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $72.00	750	51,360,000	877,500
Crude Oil Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $72.50	750	51,360,000	780,000
Crude Oil Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $73.00	700	47,936,000	644,000
Crude Oil Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $73.50	575	39,376,000	471,500
Crude Oil Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $74.00	325	22,256,000	237,250
Crude Oil Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $74.50	275	18,832,000	178,750
Crude Oil Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $75.00	275	18,832,000	159,500
Crude Oil Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $75.50	50	3,424,000	25,500
Crude Oil Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $76.00	50	3,424,000	23,000
Euro FX Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $1.245	100	15,125,000	625
Euro FX Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $1.250	429	64,886,250	2,681
Euro FX Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $1.255	477	72,146,250	2,981
Euro FX Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $1.260	422	63,827,500	2,638
Euro FX Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $1.265	367	55,508,750	2,294
Euro FX Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $1.270	307	46,433,750	1,919
Euro FX Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $1.275	165	24,956,250	1,031
Euro FX Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $1.280	75	11,343,750	469
Euro FX Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $1.245	425	64,281,250	74,375
Euro FX Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $1.250	375	56,718,750	46,875
Euro FX Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $1.255	500	75,625,000	50,000
Euro FX Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $1.260	475	71,843,750	35,625
Euro FX Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $1.265	455	68,818,750	25,594
Euro FX Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $1.270	150	22,687,500	5,625
Euro FX Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $1.275	125	18,906,250	3,906
Gold Future, June 2018 Settlement, Expires 05/24/2018, Strike Price $1,350.00	625	82,450,000	262,500
Gold Future, June 2018 Settlement, Expires 05/24/2018, Strike Price $1,355.00	350	46,172,000	126,000
Gold Future, June 2018 Settlement, Expires 05/24/2018, Strike Price $1,360.00	325	42,874,000	97,500
Gold Future, June 2018 Settlement, Expires 05/24/2018, Strike Price $1,365.00	350	46,172,000	91,000
Gold Future, June 2018 Settlement, Expires 05/24/2018, Strike Price $1,370.00	325	42,874,000	71,500
Gold Future, June 2018 Settlement, Expires 05/24/2018, Strike Price $1,375.00	725	95,642,000	137,750
Gold Future, June 2018 Settlement, Expires 05/24/2018, Strike Price $1,380.00	175	23,086,000	29,750
Gold Future, June 2018 Settlement, Expires 05/24/2018, Strike Price $1,385.00	200	26,384,000	30,000
Gold Future, June 2018 Settlement, Expires 05/24/2018, Strike Price $1,390.00	200	26,384,000	26,000
Gold Future, June 2018 Settlement, Expires 05/24/2018, Strike Price $1,395.00	75	9,894,000	8,250
Gold Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $1,330.00	125	16,566,250	210,723
Gold Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $1,335.00	125	16,566,250	189,223
Gold Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $1,340.00	100	13,253,000	130,778
Gold Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $1,345.00	125	16,566,250	150,973
Gold Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $1,350.00	250	33,132,500	292,500
Gold Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $1,355.00	350	46,385,500	364,000
Gold Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $1,360.00	304	40,289,120	285,760
Gold Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $1,365.00	281	37,240,930	236,040
Gold Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $1,370.00	225	29,819,250	171,000
Gold Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $1,375.00	176	23,325,280	119,680
Gold Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $1,380.00	100	13,253,000	61,000

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
Gold Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $1,385.00	25	$3,313,250	$13,750
HG Copper Future, June 2018 Settlement, Expires 05/24/2018, Strike Price $320.00	286	21,979,100	114,400
HG Copper Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $311.00	200	15,370,000	345,000
HG Copper Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $312.00	200	15,370,000	325,000
HG Copper Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $315.00	300	23,055,000	405,000
HG Copper Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $320.00	125	9,606,250	120,312
HG Copper Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $323.00	300	23,055,000	236,250
HG Copper Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $325.00	100	7,685,000	67,500
HG Copper Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $330.00	510	39,193,500	242,250
HG Copper Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $335.00	450	34,582,500	146,250
HG Copper Future, August 2018 Settlement, Expires 07/26/2018, Strike Price $332.00	150	11,602,500	127,500
HG Copper Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $330.00	280	21,658,000	356,378
Japanese Yen Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $94.00	250	28,681,250	3,125
Japanese Yen Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $94.50	425	48,758,125	2,656
Japanese Yen Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $95.00	377	43,251,325	2,356
Japanese Yen Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $95.50	360	41,301,000	2,250
Japanese Yen Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $96.00	390	44,742,750	2,437
Japanese Yen Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $96.50	248	28,451,800	1,550
Japanese Yen Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $97.00	240	27,534,000	1,500
Japanese Yen Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $97.50	190	21,797,750	1,187
Japanese Yen Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $98.00	95	10,898,875	594
Japanese Yen Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $98.50	25	2,868,125	156
Japanese Yen Futures, June 2018 Settlement, Expires 06/08/2018, Strike Price $93.00	25	2,868,125	12,187
Japanese Yen Futures, June 2018 Settlement, Expires 06/08/2018, Strike Price $93.50	25	2,868,125	9,063
Japanese Yen Futures, June 2018 Settlement, Expires 06/08/2018, Strike Price $94.00	125	14,340,625	32,813
Japanese Yen Futures, June 2018 Settlement, Expires 06/08/2018, Strike Price $94.50	309	35,450,025	61,800
Japanese Yen Futures, June 2018 Settlement, Expires 06/08/2018, Strike Price $95.00	500	57,362,500	75,000
Japanese Yen Futures, June 2018 Settlement, Expires 06/08/2018, Strike Price $95.50	500	57,362,500	56,250
Japanese Yen Futures, June 2018 Settlement, Expires 06/08/2018, Strike Price $96.00	500	57,362,500	43,750
Japanese Yen Futures, June 2018 Settlement, Expires 06/08/2018, Strike Price $96.50	400	45,890,000	25,000
Japanese Yen Futures, June 2018 Settlement, Expires 06/08/2018, Strike Price $97.00	250	28,681,250	12,500
Japanese Yen Futures, June 2018 Settlement, Expires 06/08/2018, Strike Price $97.50	60	6,883,500	2,250
Japanese Yen Futures, June 2018 Settlement, Expires 06/08/2018, Strike Price $98.00	40	4,589,000	1,250
Japanese Yen Futures, June 2018 Settlement, Expires 06/08/2018, Strike Price $98.50	40	4,589,000	1,000
Japanese Yen Futures, June 2018 Settlement, Expires 06/08/2018, Strike Price $99.00	60	6,883,500	1,125
Lean Hogs Future, May 2018 Settlement, Expires 05/14/2018, Strike Price $71.00	70	1,856,400	2,800
Lean Hogs Future, May 2018 Settlement, Expires 05/14/2018, Strike Price $72.00	130	3,447,600	3,900
Lean Hogs Future, May 2018 Settlement, Expires 05/14/2018, Strike Price $73.00	65	1,723,800	650
Lean Hogs Future, May 2018 Settlement, Expires 05/14/2018, Strike Price $74.00	45	1,193,400	450
Lean Hogs Future, June 2018 Settlement, Expires 06/14/2018, Strike Price $76.00	40	1,163,200	18,400
Lean Hogs Future, June 2018 Settlement, Expires 06/14/2018, Strike Price $77.00	265	7,706,200	95,400
Lean Hogs Future, June 2018 Settlement, Expires 06/14/2018, Strike Price $78.00	365	10,614,200	102,200
Lean Hogs Future, June 2018 Settlement, Expires 06/14/2018, Strike Price $79.00	580	16,866,400	127,600
Lean Hogs Future, June 2018 Settlement, Expires 06/14/2018, Strike Price $80.00	790	22,973,200	134,300
Lean Hogs Future, June 2018 Settlement, Expires 06/14/2018, Strike Price $81.00	775	22,537,000	100,750
Lean Hogs Future, June 2018 Settlement, Expires 06/14/2018, Strike Price $82.00	820	23,845,600	82,000
Lean Hogs Future, June 2018 Settlement, Expires 06/14/2018, Strike Price $83.00	720	20,937,600	57,600
Lean Hogs Future, June 2018 Settlement, Expires 06/14/2018, Strike Price $84.00	495	14,394,600	29,700
Lean Hogs Future, June 2018 Settlement, Expires 06/14/2018, Strike Price $85.00	355	10,323,400	17,750
Lean Hogs Future, June 2018 Settlement, Expires 06/14/2018, Strike Price $86.00	25	727,000	1,000
Live Cattle Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $104.00	120	5,092,800	121,200
Live Cattle Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $105.00	240	10,185,600	175,200
Live Cattle Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $106.00	224	9,506,560	109,760
Live Cattle Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $107.00	245	10,397,800	75,950
Live Cattle Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $108.00	175	7,427,000	31,500
Live Cattle Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $109.00	120	5,092,800	13,200
Live Cattle Future, June 2018 Settlement, Expires 06/01/2018, Strike Price $107.00	80	3,395,200	78,400
Live Cattle Future, June 2018 Settlement, Expires 06/01/2018, Strike Price $108.00	30	1,273,200	24,300

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
Live Cattle Future, June 2018 Settlement, Expires 06/01/2018, Strike Price $109.00	110	$4,668,400	$71,500
Live Cattle Future, June 2018 Settlement, Expires 06/01/2018, Strike Price $110.00	70	2,970,800	36,400
Live Cattle Future, June 2018 Settlement, Expires 06/01/2018, Strike Price $111.00	70	2,970,800	28,700
Live Cattle Future, June 2018 Settlement, Expires 06/01/2018, Strike Price $112.00	45	1,909,800	13,950
Live Cattle Future, June 2018 Settlement, Expires 06/01/2018, Strike Price $113.00	35	1,485,400	8,400
Live Cattle Future, June 2018 Settlement, Expires 06/01/2018, Strike Price $114.00	25	1,061,000	4,500
Live Cattle Future, June 2018 Settlement, Expires 06/01/2018, Strike Price $115.00	85	3,607,400	11,900
Live Cattle Future, June 2018 Settlement, Expires 06/01/2018, Strike Price $116.00	105	4,456,200	11,550
Live Cattle Future, June 2018 Settlement, Expires 06/01/2018, Strike Price $117.00	105	4,456,200	9,450
Live Cattle Future, June 2018 Settlement, Expires 06/01/2018, Strike Price $118.00	120	5,092,800	8,400
Live Cattle Future, June 2018 Settlement, Expires 06/01/2018, Strike Price $119.00	100	4,244,000	6,000
Live Cattle Future, June 2018 Settlement, Expires 06/01/2018, Strike Price $120.00	90	3,819,600	4,500
Live Cattle Future, June 2018 Settlement, Expires 06/01/2018, Strike Price $121.00	30	1,273,200	1,200
Live Cattle Future, June 2018 Settlement, Expires 06/01/2018, Strike Price $122.00	15	636,600	450
NASDAQ 100 Stock Index, Expires 06/15/2018, Strike Price $7,150.00	80	52,844,560	78,800
Natural Gas Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $2.70	200	5,520,000	197,200
Natural Gas Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $2.75	350	9,660,000	242,900
Natural Gas Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $2.80	750	20,700,000	349,500
Natural Gas Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $2.85	725	20,010,000	217,500
Natural Gas Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $2.90	1,175	32,430,000	219,725
Natural Gas Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $2.95	644	17,774,400	74,704
Natural Gas Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $3.00	950	26,220,000	69,350
Natural Gas Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $3.05	125	3,450,000	5,875
Natural Gas Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $3.10	50	1,380,000	1,550
Natural Gas Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $2.75	225	6,300,000	263,700
Natural Gas Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $2.80	400	11,200,000	364,400
Natural Gas Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $2.85	875	24,500,000	606,375
Natural Gas Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $2.90	805	22,540,000	416,185
Natural Gas Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $2.95	769	21,532,000	290,682
Natural Gas Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $3.00	740	20,720,000	200,540
Natural Gas Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $3.05	526	14,728,000	100,992
Natural Gas Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $3.10	300	8,400,000	40,500
Natural Gas Future, August 2018 Settlement, Expires 07/26/2018, Strike Price $2.85	75	2,107,500	66,330
Natural Gas Future, August 2018 Settlement, Expires 07/26/2018, Strike Price $2.90	50	1,405,000	34,637
Natural Gas Future, August 2018 Settlement, Expires 07/26/2018, Strike Price $2.95	275	7,727,500	160,600
Natural Gas Future, August 2018 Settlement, Expires 07/26/2018, Strike Price $3.00	425	11,942,500	192,950
Natural Gas Future, August 2018 Settlement, Expires 07/26/2018, Strike Price $3.05	225	6,322,500	78,525
Natural Gas Future, August 2018 Settlement, Expires 07/26/2018, Strike Price $3.10	100	2,810,000	26,700
Natural Gas Future, August 2018 Settlement, Expires 07/26/2018, Strike Price $3.15	75	2,107,500	15,150
Russell 2000 Index, Expires 06/15/2018, Strike Price $1,600.00	1,400	215,863,200	1,127,000
S&P 500 Index, Expires 06/15/2018, Strike Price $2,800.00	2,600	688,493,000	923,000
Short-Dated New Crop Soybean Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $1,060.00	100	5,223,750	46,875
Short-Dated New Crop Soybean Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $1,070.00	100	5,223,750	34,375
Silver Future, June 2018 Settlement, Expires 05/24/2018, Strike Price $16.75	248	20,336,000	200,880
Silver Future, June 2018 Settlement, Expires 05/24/2018, Strike Price $17.00	455	37,310,000	247,975
Silver Future, June 2018 Settlement, Expires 05/24/2018, Strike Price $17.25	430	35,260,000	161,250
Silver Future, June 2018 Settlement, Expires 05/24/2018, Strike Price $17.50	183	15,006,000	48,495
Silver Future, June 2018 Settlement, Expires 05/24/2018, Strike Price $17.75	110	9,020,000	21,450
Silver Future, June 2018 Settlement, Expires 05/24/2018, Strike Price $18.00	57	4,674,000	8,265
Silver Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $17.25	100	8,200,000	93,500
Soybean Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $1,030.00	50	2,621,250	66,875
Soybean Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $1,050.00	675	35,386,875	531,563
Soybean Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $1,060.00	710	37,221,750	421,563
Soybean Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $1,070.00	475	24,901,875	210,781
Soybean Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $1,080.00	453	23,748,525	150,056
Soybean Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $1,090.00	205	10,747,125	49,969

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
Soybean Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $1,100.00	616	$32,293,800	$115,500
Soybean Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $1,110.00	180	9,436,500	27,000
Soybean Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $1,120.00	115	6,028,875	14,375
Soybean Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $1,130.00	90	4,718,250	9,000
Soybean Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $1,140.00	25	1,310,625	2,031
Soybean Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $1,020.00	100	5,242,500	207,500
Soybean Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $1,040.00	50	2,621,250	75,625
Soybean Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $1,060.00	725	38,008,125	792,969
Soybean Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $1,070.00	1,150	60,288,750	1,063,750
Soybean Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $1,080.00	800	41,940,000	625,000
Soybean Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $1,090.00	675	35,386,875	442,969
Soybean Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $1,100.00	1,400	73,395,000	787,500
Soybean Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $1,110.00	200	10,485,000	95,000
Soybean Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $1,120.00	75	3,931,875	30,469
Soybean Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $1,160.00	40	2,097,000	9,250
Soybean Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $1,180.00	100	5,242,500	18,125
Soybean Future, August 2018 Settlement, Expires 07/27/2018, Strike Price $1,060.00	100	5,253,750	183,750
Soybean Future, August 2018 Settlement, Expires 07/27/2018, Strike Price $1,150.00	400	21,015,000	290,000
Sugar Future, June 2018 Settlement, Expires 05/15/2018, Strike Price $11.50	100	1,316,000	45,920
Sugar Future, June 2018 Settlement, Expires 05/15/2018, Strike Price $11.75	165	2,171,400	49,896
Sugar Future, June 2018 Settlement, Expires 05/15/2018, Strike Price $12.00	60	789,600	10,752
Sugar Future, June 2018 Settlement, Expires 05/15/2018, Strike Price $12.25	240	3,158,400	24,192
Sugar Future, June 2018 Settlement, Expires 05/15/2018, Strike Price $12.50	225	2,961,000	12,600
Sugar Future, June 2018 Settlement, Expires 05/15/2018, Strike Price $12.75	105	1,381,800	3,528
Sugar Future, June 2018 Settlement, Expires 05/15/2018, Strike Price $13.00	419	5,514,040	4,693
Sugar Future, June 2018 Settlement, Expires 05/15/2018, Strike Price $13.25	280	3,684,800	3,136
Sugar Future, June 2018 Settlement, Expires 05/15/2018, Strike Price $13.50	275	3,619,000	3,080
Sugar Future, June 2018 Settlement, Expires 05/15/2018, Strike Price $13.75	220	2,895,200	2,464
Sugar Future, June 2018 Settlement, Expires 05/15/2018, Strike Price $14.00	150	1,974,000	1,680
Sugar Future, June 2018 Settlement, Expires 05/15/2018, Strike Price $14.25	20	263,200	224
Sugar Future, June 2018 Settlement, Expires 05/15/2018, Strike Price $14.50	100	1,316,000	1,120
Sugar Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $11.50	220	2,895,200	145,376
Sugar Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $11.75	255	3,355,800	131,376
Sugar Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $12.00	420	5,527,200	159,936
Sugar Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $12.25	500	6,580,000	140,000
Sugar Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $12.50	500	6,580,000	100,800
Sugar Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $12.75	270	3,553,200	42,336
Sugar Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $13.00	610	8,027,600	68,320
Sugar Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $13.25	230	3,026,800	18,032
Sugar Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $13.50	115	1,513,400	6,440
Sugar Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $13.75	40	526,400	1,792
Sugar Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $14.00	20	263,200	672
Sugar Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $14.25	40	526,400	1,344
Sugar Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $14.50	40	526,400	896
Sugar Future, August 2018 Settlement, Expires 07/16/2018, Strike Price $12.25	80	1,074,304	38,528
Sugar Future, August 2018 Settlement, Expires 07/16/2018, Strike Price $12.50	180	2,417,184	68,544
Sugar Future, August 2018 Settlement, Expires 07/16/2018, Strike Price $12.75	180	2,417,184	52,416
Sugar Future, August 2018 Settlement, Expires 07/16/2018, Strike Price $13.00	120	1,611,456	26,880
Sugar Future, August 2018 Settlement, Expires 07/16/2018, Strike Price $13.25	20	268,576	3,303
Sugar Future, October 2018 Settlement, Expires 09/17/2018, Strike Price $12.75	20	268,576	9,632
U.S. Treasury 10-Year Note Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $120.00	275	32,898,250	77,344
U.S. Treasury 10-Year Note Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $121.00	500	59,815,000	39,063
U.S. Treasury 10-Year Note Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $121.50	700	83,741,000	32,813
U.S. Treasury 10-Year Note Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $122.00	950	113,648,500	29,688

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
U.S. Treasury 10-Year Note Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $122.50	525	$62,805,750	$16,406
U.S. Treasury 10-Year Note Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $123.00	100	11,963,000	3,125
U.S. Treasury 10-Year Note Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $120.00	176	20,959,840	60,500
U.S. Treasury Long Bond Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $144.00	350	50,344,000	339,063
U.S. Treasury Long Bond Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $145.00	358	51,494,720	201,375
U.S. Treasury Long Bond Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $146.00	325	46,748,000	96,484
U.S. Treasury Long Bond Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $147.00	500	71,920,000	78,125
U.S. Treasury Long Bond Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $148.00	676	97,235,840	63,375
U.S. Treasury Long Bond Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $149.00	600	86,304,000	28,125
U.S. Treasury Long Bond Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $150.00	200	28,768,000	6,250
U.S. Treasury Long Bond Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $151.00	50	7,192,000	781
U.S. Treasury Long Bond Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $144.00	475	67,925,000	489,844
U.S. Treasury Long Bond Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $145.00	325	46,475,000	218,359
U.S. Treasury Long Bond Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $146.00	225	32,175,000	98,438
Wheat Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $470.00	50	1,276,250	106,250
Wheat Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $475.00	50	1,276,250	95,625
Wheat Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $480.00	100	2,552,500	170,625
Wheat Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $485.00	135	3,445,875	204,188
Wheat Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $490.00	385	9,827,125	512,531
Wheat Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $495.00	385	9,827,125	449,969
Wheat Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $500.00	600	15,315,000	611,250
Wheat Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $505.00	330	8,423,250	290,813
Wheat Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $510.00	350	8,933,750	266,875
Wheat Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $515.00	500	12,762,500	325,000
Wheat Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $520.00	500	12,762,500	278,125
Wheat Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $525.00	500	12,762,500	237,500
Wheat Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $530.00	380	9,699,500	152,000
Wheat Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $535.00	275	7,019,375	92,813
Wheat Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $540.00	320	8,168,000	90,000
Wheat Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $545.00	280	7,147,000	66,500
Wheat Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $550.00	160	4,084,000	32,000
Wheat Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $555.00	160	4,084,000	27,000
Wheat Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $560.00	44	1,123,100	6,050
Wheat Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $565.00	40	1,021,000	4,500
Wheat Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $470.00	200	5,105,000	460,000
Wheat Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $490.00	120	3,063,000	195,750
Wheat Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $495.00	120	3,063,000	178,500
Wheat Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $500.00	140	3,573,500	189,000
Wheat Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $505.00	235	5,998,375	287,875
Wheat Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $510.00	175	4,466,875	194,688
Wheat Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $515.00	192	4,900,800	193,200
Wheat Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $520.00	235	5,998,375	214,438
Wheat Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $525.00	295	7,529,875	243,375
Wheat Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $530.00	295	7,529,875	219,406
Wheat Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $535.00	250	6,381,250	168,750
Wheat Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $540.00	280	7,147,000	169,750
Wheat Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $545.00	80	2,042,000	43,500

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
Wheat Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $550.00	40	$1,021,000	$19,750
Wheat Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $560.00	40	1,021,000	15,750
Wheat Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $570.00	40	1,021,000	12,750

TOTAL CALL OPTIONS (Premiums Received $106,951,911)			71,730,662

PUT OPTIONS
Australian Dollar Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $74.50	100	7,530,000	7,000
Australian Dollar Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $75.00	200	15,060,000	36,000
Australian Dollar Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $75.50	450	33,885,000	184,500
Australian Dollar Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $76.00	515	38,779,500	396,550
Australian Dollar Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $76.50	510	38,403,000	622,200
Australian Dollar Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $77.00	499	37,574,700	848,300
Australian Dollar Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $77.50	309	23,267,700	679,800
Australian Dollar Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $78.00	367	27,635,100	990,900
Australian Dollar Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $74.00	25	1,882,500	7,500
Australian Dollar Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $74.50	150	11,295,000	64,500
Australian Dollar Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $75.00	275	20,707,500	167,750
Australian Dollar Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $75.50	450	33,885,000	382,500
Australian Dollar Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $76.00	775	58,357,500	883,500
Australian Dollar Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $76.50	625	47,062,500	925,000
Australian Dollar Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $77.00	303	22,815,900	566,610
British Pound Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $135.00	25	2,152,500	156
British Pound Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $135.50	216	18,597,600	4,050
British Pound Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $136.00	340	29,274,000	12,750
British Pound Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $136.50	455	39,175,500	36,969
British Pound Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $137.00	495	42,619,500	74,250
British Pound Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $137.50	335	28,843,500	85,844
British Pound Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $138.00	302	26,002,200	122,687
British Pound Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $138.50	277	23,849,700	167,931
British Pound Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $139.00	250	21,525,000	212,500
British Pound Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $137.50	175	15,067,500	140,000
British Pound Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $138.00	275	23,677,500	262,969
British Pound Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $138.50	375	32,287,500	424,219
British Pound Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $139.00	450	38,745,000	593,437
British Pound Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $139.50	400	34,440,000	610,000
British Pound Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $140.00	600	51,660,000	1,053,750
British Pound Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $140.50	650	55,965,000	1,295,937
British Pound Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $141.00	250	21,525,000	562,500
Canadian Dollar Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $74.50	75	5,845,500	375
Canadian Dollar Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $75.00	195	15,198,300	975
Canadian Dollar Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $75.50	375	29,227,500	1,875
Canadian Dollar Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $76.00	550	42,867,000	2,750
Canadian Dollar Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $76.50	502	39,125,880	2,510
Canadian Dollar Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $77.00	549	42,789,060	13,725
Canadian Dollar Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $77.50	424	33,046,560	42,400
Canadian Dollar Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $78.00	100	7,794,000	29,000
Canadian Dollar Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $75.00	75	5,845,500	3,750
Canadian Dollar Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $75.50	75	5,845,500	6,750
Canadian Dollar Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $76.00	100	7,794,000	14,000
Canadian Dollar Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $76.50	225	17,536,500	49,500
Canadian Dollar Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $77.00	300	23,382,000	99,000
Canadian Dollar Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $77.50	525	40,918,500	257,250
Canadian Dollar Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $78.00	625	48,712,500	443,750
Canadian Dollar Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $78.50	900	70,146,000	891,000
Canadian Dollar Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $79.00	150	11,691,000	201,000
CBOE Volatility Index, Expires 05/16/2018, Strike Price $17.00	1,344	2,140,992	215,040
CBOE Volatility Index, Expires 05/16/2018, Strike Price $19.00	1,240	1,975,320	396,800

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
CBOE Volatility Index, Expires 05/16/2018, Strike Price $20.00	220	$350,460	$88,000
CBOE Volatility Index, Expires 06/20/2018, Strike Price $17.00	1,051	1,674,243	220,710
Cocoa Future, June 2018 Settlement, Expires 05/04/2018, Strike Price $2,350.00	90	2,542,500	900
Cocoa Future, June 2018 Settlement, Expires 05/04/2018, Strike Price $2,400.00	250	7,062,500	2,500
Cocoa Future, June 2018 Settlement, Expires 05/04/2018, Strike Price $2,450.00	250	7,062,500	2,500
Cocoa Future, June 2018 Settlement, Expires 05/04/2018, Strike Price $2,500.00	495	13,983,750	4,950
Cocoa Future, June 2018 Settlement, Expires 05/04/2018, Strike Price $2,550.00	20	565,000	200
Cocoa Future, June 2018 Settlement, Expires 05/04/2018, Strike Price $2,750.00	40	1,130,000	7,200
Cocoa Future, June 2018 Settlement, Expires 05/04/2018, Strike Price $2,800.00	100	2,825,000	34,000
Cocoa Future, July 2018 Settlement, Expires 06/01/2018, Strike Price $2,050.00	40	1,130,000	400
Cocoa Future, July 2018 Settlement, Expires 06/01/2018, Strike Price $2,300.00	60	1,695,000	1,200
Cocoa Future, July 2018 Settlement, Expires 06/01/2018, Strike Price $2,350.00	210	5,932,500	6,300
Cocoa Future, July 2018 Settlement, Expires 06/01/2018, Strike Price $2,400.00	270	7,627,500	13,500
Cocoa Future, July 2018 Settlement, Expires 06/01/2018, Strike Price $2,450.00	269	7,599,250	21,520
Cocoa Future, July 2018 Settlement, Expires 06/01/2018, Strike Price $2,500.00	501	14,153,250	65,130
Cocoa Future, July 2018 Settlement, Expires 06/01/2018, Strike Price $2,550.00	60	1,695,000	11,400
Cocoa Future, July 2018 Settlement, Expires 06/01/2018, Strike Price $2,600.00	120	3,390,000	32,400
Cocoa Future, July 2018 Settlement, Expires 06/01/2018, Strike Price $2,650.00	100	2,825,000	37,000
Cocoa Future, July 2018 Settlement, Expires 06/01/2018, Strike Price $2,700.00	350	9,887,500	182,000
Cocoa Future, July 2018 Settlement, Expires 06/01/2018, Strike Price $2,750.00	50	1,412,500	34,500
Cocoa Future, July 2018 Settlement, Expires 06/01/2018, Strike Price $2,850.00	150	4,237,500	177,000
Cocoa Future, September 2018 Settlement, Expires 08/03/2018, Strike Price $2,350.00	20	566,000	3,200
Cocoa Future, September 2018 Settlement, Expires 08/03/2018, Strike Price $2,400.00	20	566,000	4,200
Cocoa Future, September 2018 Settlement, Expires 08/03/2018, Strike Price $2,450.00	20	566,000	5,600
Cocoa Future, September 2018 Settlement, Expires 08/03/2018, Strike Price $2,500.00	40	1,132,000	14,800
Cocoa Future, September 2018 Settlement, Expires 08/03/2018, Strike Price $2,550.00	20	566,000	9,600
Cocoa Future, September 2018 Settlement, Expires 08/03/2018, Strike Price $2,600.00	40	1,132,000	24,400
Coffee ‘C’ Future, June 2018 Settlement, Expires 05/11/2018, Strike Price $112.50	180	8,289,000	4,050
Coffee ‘C’ Future, June 2018 Settlement, Expires 05/11/2018, Strike Price $115.00	320	14,736,000	15,600
Coffee ‘C’ Future, June 2018 Settlement, Expires 05/11/2018, Strike Price $117.50	440	20,262,000	56,100
Coffee ‘C’ Future, June 2018 Settlement, Expires 05/11/2018, Strike Price $120.00	270	12,433,500	90,112
Coffee ‘C’ Future, July 2018 Settlement, Expires 06/08/2018, Strike Price $110.00	31	1,427,550	2,674
Coffee ‘C’ Future, July 2018 Settlement, Expires 06/08/2018, Strike Price $112.50	280	12,894,000	44,100
Coffee ‘C’ Future, July 2018 Settlement, Expires 06/08/2018, Strike Price $115.00	400	18,420,000	115,500
Coffee ‘C’ Future, July 2018 Settlement, Expires 06/08/2018, Strike Price $117.50	420	19,341,000	215,775
Coffee ‘C’ Future, July 2018 Settlement, Expires 06/08/2018, Strike Price $120.00	260	11,973,000	221,325
Coffee ‘C’ Future, July 2018 Settlement, Expires 06/08/2018, Strike Price $122.50	60	2,763,000	78,975
Coffee ‘C’ Future, August 2018 Settlement, Expires 07/13/2018, Strike Price $115.00	60	2,811,375	24,300
Coffee ‘C’ Future, August 2018 Settlement, Expires 07/13/2018, Strike Price $117.50	35	1,639,969	22,444
Coffee ‘C’ Future, September 2018 Settlement, Expires 08/10/2018, Strike Price $110.00	8	374,850	2,460
Coffee ‘C’ Future, September 2018 Settlement, Expires 08/10/2018, Strike Price $112.50	20	937,125	9,525
Coffee ‘C’ Future, September 2018 Settlement, Expires 08/10/2018, Strike Price $115.00	100	4,685,625	71,250
Corn Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $395.00	225	4,508,438	11,250
Corn Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $365.00	450	9,016,875	5,625
Corn Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $370.00	1,150	23,043,125	21,562
Corn Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $375.00	1,575	31,559,063	39,375
Corn Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $380.00	1,817	36,408,138	79,494
Corn Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $385.00	1,435	28,753,813	107,625
Corn Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $390.00	1,245	24,946,688	155,625
Corn Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $360.00	603	12,082,613	22,612
Corn Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $365.00	765	15,328,688	43,031
Corn Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $370.00	1,314	26,329,275	98,550
Corn Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $375.00	1,100	22,041,250	123,750
Corn Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $380.00	1,869	37,450,088	315,394
Corn Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $385.00	825	16,530,938	206,250
Corn Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $390.00	750	15,028,125	267,187
Corn Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $395.00	350	7,013,125	168,437
Corn Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $400.00	200	4,007,500	125,000

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
Corn Future, August 2018 Settlement, Expires 07/27/2018, Strike Price $380.00	50	$1,018,750	$17,989
Cotton Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $70.00	450	18,864,000	13,500
Cotton Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $76.00	80	3,353,600	13,600
Cotton Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $77.00	300	12,576,000	69,000
Cotton Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $78.00	580	24,313,600	179,800
Cotton Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $79.00	520	21,798,400	215,800
Cotton Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $80.00	537	22,511,040	289,980
Cotton Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $81.00	625	26,200,000	437,500
Cotton Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $82.00	500	20,960,000	447,500
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $56.50	100	6,857,000	3,000
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $57.00	100	6,857,000	4,000
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $57.50	210	14,399,700	8,400
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $58.00	230	15,771,100	11,500
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $58.50	50	3,428,500	2,500
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $59.00	100	6,857,000	6,000
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $59.50	200	13,714,000	14,000
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $60.00	300	20,571,000	24,000
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $60.50	325	22,285,250	29,250
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $61.00	400	27,428,000	40,000
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $61.50	450	30,856,500	54,000
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $62.00	425	29,142,250	59,500
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $62.50	350	23,999,500	56,000
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $63.00	375	25,713,750	71,250
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $63.50	250	17,142,500	57,500
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $64.00	250	17,142,500	70,000
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $64.50	150	10,285,500	52,500
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $65.00	50	3,428,500	21,500
Crude Oil Future, June 2018 Settlement, Expires 05/17/2018, Strike Price $65.50	100	6,857,000	52,000
Crude Oil Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $61.50	176	12,052,480	80,960
Crude Oil Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $62.00	250	17,120,000	130,000
Crude Oil Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $62.50	250	17,120,000	150,000
Crude Oil Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $63.00	425	29,104,000	289,000
Crude Oil Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $63.50	425	29,104,000	331,500
Crude Oil Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $64.00	445	30,473,600	391,600
Crude Oil Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $64.50	445	30,473,600	445,000
Crude Oil Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $65.00	440	30,131,200	497,200
Crude Oil Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $65.50	305	20,886,400	390,400
Crude Oil Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $66.00	300	20,544,000	435,000
Crude Oil Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $66.50	300	20,544,000	489,000
Euro FX Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $1.210	36	5,445,000	14,400
Euro FX Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $1.215	255	38,568,750	178,500
Euro FX Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $1.220	321	48,551,250	365,138
Euro FX Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $1.225	477	72,146,250	793,013
Euro FX Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $1.230	473	71,541,250	1,064,250
Euro FX Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $1.235	375	56,718,750	1,068,750
Euro FX Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $1.240	25	3,781,250	86,563
Euro FX Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $1.200	125	18,906,250	84,375
Euro FX Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $1.205	150	22,687,500	133,125
Euro FX Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $1.210	250	37,812,500	287,500
Euro FX Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $1.215	475	71,843,750	688,750
Euro FX Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $1.220	500	75,625,000	906,250
Euro FX Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $1.225	200	30,250,000	445,000
Euro FX Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $1.230	216	32,670,000	577,800
Euro FX Future, June 2018 Settlement, Expires 06/08/2018, Strike Price $1.235	75	11,343,750	238,125
Gold Future, June 2018 Settlement, Expires 05/24/2018, Strike Price $1,280.00	25	3,298,000	4,000
Gold Future, June 2018 Settlement, Expires 05/24/2018, Strike Price $1,285.00	25	3,298,000	5,250
Gold Future, June 2018 Settlement, Expires 05/24/2018, Strike Price $1,290.00	50	6,596,000	14,000
Gold Future, June 2018 Settlement, Expires 05/24/2018, Strike Price $1,295.00	125	16,490,000	46,250

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
Gold Future, June 2018 Settlement, Expires 05/24/2018, Strike Price $1,300.00	175	$23,086,000	$85,750
Gold Future, June 2018 Settlement, Expires 05/24/2018, Strike Price $1,305.00	175	23,086,000	112,000
Gold Future, June 2018 Settlement, Expires 05/24/2018, Strike Price $1,310.00	150	19,788,000	123,000
Gold Future, June 2018 Settlement, Expires 05/24/2018, Strike Price $1,315.00	100	13,192,000	104,000
Gold Future, June 2018 Settlement, Expires 05/24/2018, Strike Price $1,320.00	175	23,086,000	229,250
Gold Future, June 2018 Settlement, Expires 05/24/2018, Strike Price $1,325.00	25	3,298,000	40,000
Gold Future, June 2018 Settlement, Expires 05/24/2018, Strike Price $1,330.00	225	29,682,000	434,250
Gold Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $1,280.00	150	19,879,500	66,000
Gold Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $1,285.00	100	13,253,000	52,000
Gold Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $1,290.00	250	33,132,500	157,500
Gold Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $1,295.00	300	39,759,000	228,000
Gold Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $1,300.00	245	32,469,850	222,950
Gold Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $1,305.00	250	33,132,500	270,000
Gold Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $1,310.00	250	33,132,500	317,500
Gold Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $1,315.00	100	13,253,000	149,000
HG Copper Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $300.00	100	7,685,000	132,500
HG Copper Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $306.00	200	15,370,000	392,500
HG Copper Future, September 2018 Settlement, Expires 08/28/2018, Strike Price $290.00	200	15,470,000	247,056
Japanese Yen Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $91.50	25	2,868,125	5,937
Japanese Yen Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $92.00	200	22,945,000	107,500
Japanese Yen Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $92.50	520	59,657,000	526,500
Japanese Yen Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $93.00	530	60,804,250	834,750
Japanese Yen Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $93.50	510	58,509,750	1,109,250
Japanese Yen Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $94.00	400	45,890,000	1,115,000
Japanese Yen Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $94.50	75	8,604,375	255,000
Japanese Yen Futures, June 2018 Settlement, Expires 06/08/2018, Strike Price $90.50	86	9,866,350	33,325
Japanese Yen Futures, June 2018 Settlement, Expires 06/08/2018, Strike Price $91.00	200	22,945,000	115,000
Japanese Yen Futures, June 2018 Settlement, Expires 06/08/2018, Strike Price $91.50	460	52,773,500	385,250
Japanese Yen Futures, June 2018 Settlement, Expires 06/08/2018, Strike Price $92.00	510	58,509,750	592,875
Japanese Yen Futures, June 2018 Settlement, Expires 06/08/2018, Strike Price $92.50	560	64,246,000	875,000
Japanese Yen Futures, June 2018 Settlement, Expires 06/08/2018, Strike Price $93.00	495	56,788,875	996,187
Japanese Yen Futures, June 2018 Settlement, Expires 06/08/2018, Strike Price $93.50	265	30,402,125	662,500
Japanese Yen Futures, June 2018 Settlement, Expires 06/08/2018, Strike Price $94.00	210	24,092,250	637,875
Japanese Yen Futures, June 2018 Settlement, Expires 06/08/2018, Strike Price $94.50	220	25,239,500	789,250
Lean Hogs Future, May 2018 Settlement, Expires 05/14/2018, Strike Price $65.00	110	2,917,200	23,100
Lean Hogs Future, May 2018 Settlement, Expires 05/14/2018, Strike Price $66.00	110	2,917,200	39,600
Lean Hogs Future, May 2018 Settlement, Expires 05/14/2018, Strike Price $67.00	105	2,784,600	60,900
Lean Hogs Future, May 2018 Settlement, Expires 05/14/2018, Strike Price $68.00	125	3,315,000	108,750
Lean Hogs Future, June 2018 Settlement, Expires 06/14/2018, Strike Price $67.00	40	1,163,200	8,000
Lean Hogs Future, June 2018 Settlement, Expires 06/14/2018, Strike Price $68.00	47	1,366,760	12,690
Lean Hogs Future, June 2018 Settlement, Expires 06/14/2018, Strike Price $69.00	110	3,198,800	40,700
Lean Hogs Future, June 2018 Settlement, Expires 06/14/2018, Strike Price $70.00	405	11,777,400	198,450
Lean Hogs Future, June 2018 Settlement, Expires 06/14/2018, Strike Price $71.00	573	16,662,840	366,720
Lean Hogs Future, June 2018 Settlement, Expires 06/14/2018, Strike Price $72.00	654	19,018,320	536,280
Lean Hogs Future, June 2018 Settlement, Expires 06/14/2018, Strike Price $73.00	724	21,053,920	738,480
Lean Hogs Future, June 2018 Settlement, Expires 06/14/2018, Strike Price $74.00	961	27,945,880	1,201,250
Lean Hogs Future, June 2018 Settlement, Expires 06/14/2018, Strike Price $75.00	256	7,444,480	384,000
Lean Hogs Future, June 2018 Settlement, Expires 06/14/2018, Strike Price $76.00	295	8,578,600	525,100
Live Cattle Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $98.00	100	4,244,000	1,000
Live Cattle Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $99.00	235	9,973,400	2,350
Live Cattle Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $100.00	385	16,339,400	7,700
Live Cattle Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $101.00	260	11,034,400	7,800
Live Cattle Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $102.00	230	9,761,200	13,800
Live Cattle Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $103.00	230	9,761,200	23,000
Live Cattle Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $104.00	155	6,578,200	26,350
Live Cattle Future, June 2018 Settlement, Expires 06/01/2018, Strike Price $96.00	60	2,546,400	6,000
Live Cattle Future, June 2018 Settlement, Expires 06/01/2018, Strike Price $97.00	80	3,395,200	11,200
Live Cattle Future, June 2018 Settlement, Expires 06/01/2018, Strike Price $98.00	130	5,517,200	23,400

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
Live Cattle Future, June 2018 Settlement, Expires 06/01/2018, Strike Price $99.00	130	$5,517,200	$31,200
Live Cattle Future, June 2018 Settlement, Expires 06/01/2018, Strike Price $100.00	30	1,273,200	9,300
Live Cattle Future, June 2018 Settlement, Expires 06/01/2018, Strike Price $101.00	55	2,334,200	21,450
Live Cattle Future, June 2018 Settlement, Expires 06/01/2018, Strike Price $102.00	50	2,122,000	25,000
Live Cattle Future, June 2018 Settlement, Expires 06/01/2018, Strike Price $103.00	100	4,244,000	63,000
Live Cattle Future, June 2018 Settlement, Expires 06/01/2018, Strike Price $104.00	20	848,800	15,400
Live Cattle Future, June 2018 Settlement, Expires 06/01/2018, Strike Price $105.00	150	6,366,000	141,000
Live Cattle Future, June 2018 Settlement, Expires 06/01/2018, Strike Price $106.00	115	4,880,600	129,950
Live Cattle Future, June 2018 Settlement, Expires 06/01/2018, Strike Price $107.00	65	2,758,600	87,100
Live Cattle Future, June 2018 Settlement, Expires 06/01/2018, Strike Price $108.00	145	6,153,800	226,200
Live Cattle Future, June 2018 Settlement, Expires 06/01/2018, Strike Price $109.00	105	4,456,200	190,050
Live Cattle Future, June 2018 Settlement, Expires 06/01/2018, Strike Price $110.00	45	1,909,800	93,600
Live Cattle Future, June 2018 Settlement, Expires 06/01/2018, Strike Price $114.00	50	2,122,000	167,000
NASDAQ 100 Stock Index, Expires 05/18/2018, Strike Price $6,400.00	40	26,422,280	204,600
NASDAQ 100 Stock Index, Expires 05/18/2018, Strike Price $6,450.00	40	26,422,280	249,800
NASDAQ 100 Stock Index, Expires 05/18/2018, Strike Price $6,500.00	30	19,816,710	227,700
NASDAQ 100 Stock Index, Expires 05/18/2018, Strike Price $6,525.00	40	26,422,280	335,400
Natural Gas Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $2.50	50	1,380,000	1,700
Natural Gas Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $2.55	550	15,180,000	34,100
Natural Gas Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $2.60	900	24,840,000	104,400
Natural Gas Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $2.65	1,025	28,290,000	215,250
Natural Gas Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $2.70	877	24,205,200	313,089
Natural Gas Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $2.75	1,055	29,118,000	595,020
Natural Gas Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $2.80	625	17,250,000	522,500
Natural Gas Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $2.50	275	7,700,000	24,200
Natural Gas Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $2.55	300	8,400,000	41,700
Natural Gas Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $2.60	740	20,720,000	159,840
Natural Gas Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $2.65	1,020	28,560,000	335,580
Natural Gas Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $2.70	1,075	30,100,000	516,000
Natural Gas Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $2.75	850	23,800,000	572,050
Natural Gas Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $2.80	950	26,600,000	865,450
Natural Gas Future, July 2018 Settlement, Expires 06/26/2018, Strike Price $2.85	350	9,800,000	417,200
Natural Gas Future, August 2018 Settlement, Expires 07/26/2018, Strike Price $2.60	125	3,512,500	43,125
Natural Gas Future, August 2018 Settlement, Expires 07/26/2018, Strike Price $2.65	400	11,240,000	191,600
Natural Gas Future, August 2018 Settlement, Expires 07/26/2018, Strike Price $2.70	450	12,645,000	290,700
Natural Gas Future, August 2018 Settlement, Expires 07/26/2018, Strike Price $2.75	350	9,835,000	297,150
Natural Gas Future, August 2018 Settlement, Expires 07/26/2018, Strike Price $2.80	175	4,917,500	190,400
Russell 2000 Index, Expires 05/04/2018, Strike Price $1,520.00	125	19,273,500	43,750
Russell 2000 Index, Expires 05/04/2018, Strike Price $1,525.00	175	26,982,900	78,750
Russell 2000 Index, Expires 05/04/2018, Strike Price $1,530.00	275	42,401,700	156,750
Russell 2000 Index, Expires 05/04/2018, Strike Price $1,535.00	475	73,239,300	339,625
Russell 2000 Index, Expires 05/04/2018, Strike Price $1,540.00	375	57,820,500	337,500
Russell 2000 Index, Expires 05/04/2018, Strike Price $1,545.00	300	46,256,400	343,500
Russell 2000 Index, Expires 05/04/2018, Strike Price $1,550.00	175	26,982,900	245,000
Russell 2000 Index, Expires 05/04/2018, Strike Price $1,555.00	50	7,709,400	85,500
Russell 2000 Index, Expires 05/11/2018, Strike Price $1,500.00	25	3,854,700	9,100
Russell 2000 Index, Expires 05/11/2018, Strike Price $1,505.00	25	3,854,700	10,375
Russell 2000 Index, Expires 05/11/2018, Strike Price $1,510.00	50	7,709,400	30,450
Russell 2000 Index, Expires 05/11/2018, Strike Price $1,515.00	100	15,418,800	56,000
Russell 2000 Index, Expires 05/11/2018, Strike Price $1,520.00	125	19,273,500	99,375
Russell 2000 Index, Expires 05/11/2018, Strike Price $1,525.00	125	19,273,500	102,250
Russell 2000 Index, Expires 05/11/2018, Strike Price $1,530.00	250	38,547,000	267,500
Russell 2000 Index, Expires 05/11/2018, Strike Price $1,535.00	100	15,418,800	88,400
Russell 2000 Index, Expires 05/11/2018, Strike Price $1,540.00	125	19,273,500	183,625
Russell 2000 Index, Expires 05/11/2018, Strike Price $1,545.00	25	3,854,700	42,275
S&P 500 Index, Expires 05/04/2018, Strike Price $2,570.00	50	13,240,250	10,500
S&P 500 Index, Expires 05/04/2018, Strike Price $2,575.00	40	10,592,200	9,600
S&P 500 Index, Expires 05/04/2018, Strike Price $2,580.00	50	13,240,250	13,875
S&P 500 Index, Expires 05/04/2018, Strike Price $2,585.00	25	6,620,125	7,875
S&P 500 Index, Expires 05/04/2018, Strike Price $2,620.00	125	33,100,625	104,375
S&P 500 Index, Expires 05/04/2018, Strike Price $2,625.00	150	39,720,750	141,750
S&P 500 Index, Expires 05/04/2018, Strike Price $2,630.00	125	33,100,625	133,750

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
S&P 500 Index, Expires 05/04/2018, Strike Price $2,635.00	150	$39,720,750	$183,000
S&P 500 Index, Expires 05/04/2018, Strike Price $2,640.00	100	26,480,500	138,000
S&P 500 Index, Expires 05/04/2018, Strike Price $2,645.00	150	39,720,750	234,750
S&P 500 Index, Expires 05/04/2018, Strike Price $2,650.00	75	19,860,375	132,750
S&P 500 Index, Expires 05/04/2018, Strike Price $2,655.00	125	33,100,625	249,375
S&P 500 Index, Expires 05/11/2018, Strike Price $2,550.00	50	13,240,250	25,250
S&P 500 Index, Expires 05/11/2018, Strike Price $2,555.00	25	6,620,125	13,750
S&P 500 Index, Expires 05/11/2018, Strike Price $2,560.00	50	13,240,250	29,750
S&P 500 Index, Expires 05/11/2018, Strike Price $2,565.00	50	13,240,250	32,500
S&P 500 Index, Expires 05/11/2018, Strike Price $2,570.00	25	6,620,125	17,625
S&P 500 Index, Expires 05/11/2018, Strike Price $2,600.00	125	33,100,625	148,125
S&P 500 Index, Expires 05/11/2018, Strike Price $2,605.00	150	39,720,750	192,750
S&P 500 Index, Expires 05/11/2018, Strike Price $2,610.00	250	66,201,250	350,000
S&P 500 Index, Expires 05/11/2018, Strike Price $2,615.00	255	67,525,275	387,600
S&P 500 Index, Expires 05/11/2018, Strike Price $2,620.00	100	26,480,500	165,000
S&P 500 Index, Expires 05/11/2018, Strike Price $2,625.00	50	13,240,250	89,500
S&P 500 Index, Expires 05/11/2018, Strike Price $2,630.00	75	19,860,375	145,875
S&P 500 Index, Expires 05/11/2018, Strike Price $2,640.00	75	19,860,375	171,750
S&P 500 Index, Expires 05/14/2018, Strike Price $2,540.00	75	19,860,375	37,500
S&P 500 Index, Expires 05/14/2018, Strike Price $2,545.00	75	19,860,375	40,500
S&P 500 Index, Expires 05/14/2018, Strike Price $2,550.00	100	26,480,500	58,000
S&P 500 Index, Expires 05/14/2018, Strike Price $2,555.00	100	26,480,500	63,000
S&P 500 Index, Expires 05/14/2018, Strike Price $2,560.00	75	19,860,375	51,000
S&P 500 Index, Expires 05/14/2018, Strike Price $2,600.00	170	45,016,850	220,150
S&P 500 Index, Expires 05/14/2018, Strike Price $2,605.00	250	66,201,250	351,250
S&P 500 Index, Expires 05/14/2018, Strike Price $2,610.00	240	63,553,200	363,600
S&P 500 Index, Expires 05/14/2018, Strike Price $2,615.00	250	66,201,250	411,250
S&P 500 Index, Expires 05/14/2018, Strike Price $2,620.00	125	33,100,625	222,500
S&P 500 Index, Expires 05/16/2018, Strike Price $2,535.00	50	13,240,250	29,500
S&P 500 Index, Expires 05/16/2018, Strike Price $2,540.00	50	13,240,250	31,750
S&P 500 Index, Expires 05/16/2018, Strike Price $2,545.00	50	13,240,250	34,000
S&P 500 Index, Expires 05/16/2018, Strike Price $2,550.00	50	13,240,250	36,500
S&P 500 Index, Expires 05/16/2018, Strike Price $2,555.00	75	19,860,375	58,875
S&P 500 Index, Expires 05/16/2018, Strike Price $2,560.00	75	19,860,375	63,375
S&P 500 Index, Expires 05/16/2018, Strike Price $2,565.00	75	19,860,375	67,875
S&P 500 Index, Expires 05/16/2018, Strike Price $2,570.00	75	19,860,375	73,125
S&P 500 Index, Expires 05/16/2018, Strike Price $2,585.00	125	33,100,625	152,500
S&P 500 Index, Expires 05/16/2018, Strike Price $2,590.00	175	46,340,875	229,250
S&P 500 Index, Expires 05/16/2018, Strike Price $2,595.00	175	46,340,875	246,750
S&P 500 Index, Expires 05/16/2018, Strike Price $2,600.00	175	46,340,875	266,000
S&P 500 Index, Expires 05/16/2018, Strike Price $2,605.00	175	46,340,875	287,000
S&P 500 Index, Expires 05/16/2018, Strike Price $2,610.00	70	18,536,350	103,600
S&P 500 Index, Expires 05/16/2018, Strike Price $2,615.00	50	13,240,250	67,000
S&P 500 Index, Expires 05/21/2018, Strike Price $2,585.00	275	72,821,375	411,125
S&P 500 Index, Expires 05/21/2018, Strike Price $2,590.00	200	52,961,000	320,000
S&P 500 Index, Expires 05/21/2018, Strike Price $2,595.00	200	52,961,000	340,000
S&P 500 Index, Expires 05/21/2018, Strike Price $2,600.00	225	59,581,125	409,500
S&P 500 Index, Expires 05/21/2018, Strike Price $2,605.00	250	66,201,250	486,250
Silver Future, June 2018 Settlement, Expires 05/24/2018, Strike Price $15.50	170	13,940,000	24,650
Silver Future, June 2018 Settlement, Expires 05/24/2018, Strike Price $15.75	305	25,010,000	91,500
Silver Future, June 2018 Settlement, Expires 05/24/2018, Strike Price $16.00	410	33,620,000	241,900
Silver Future, June 2018 Settlement, Expires 05/24/2018, Strike Price $16.25	490	40,180,000	519,400
Silver Future, June 2018 Settlement, Expires 05/24/2018, Strike Price $16.50	120	9,840,000	205,800
Silver Future, June 2018 Settlement, Expires 05/24/2018, Strike Price $16.75	50	4,100,000	127,750
Soybean Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $1,040.00	75	3,931,875	15,000
Soybean Future, May 2018 Settlement, Expires 05/04/2018, Strike Price $1,050.00	100	5,242,500	40,625
Soybean Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $960.00	75	3,931,875	1,875
Soybean Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $970.00	125	6,553,125	4,687
Soybean Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $980.00	180	9,436,500	9,000
Soybean Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $990.00	602	31,559,850	41,387
Soybean Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $1,000.00	625	32,765,625	66,406
Soybean Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $1,010.00	650	34,076,250	109,687

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
Soybean Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $1,020.00	925	$48,493,125	$248,594
Soybean Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $1,030.00	460	24,115,500	189,750
Soybean Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $1,040.00	80	4,194,000	49,000
Soybean Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $1,060.00	85	4,456,125	99,344
Soybean Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $980.00	625	32,765,625	117,188
Soybean Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $990.00	475	24,901,875	121,719
Soybean Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $1,000.00	900	47,182,500	320,625
Soybean Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $1,010.00	651	34,128,675	317,363
Soybean Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $1,020.00	995	52,162,875	646,750
Soybean Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $1,040.00	600	31,455,000	652,500
Soybean Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $1,060.00	160	8,388,000	267,000
Sugar Future, June 2018 Settlement, Expires 05/15/2018, Strike Price $10.50	20	263,200	224
Sugar Future, June 2018 Settlement, Expires 05/15/2018, Strike Price $10.75	80	1,052,800	2,688
Sugar Future, June 2018 Settlement, Expires 05/15/2018, Strike Price $11.00	120	1,579,200	6,720
Sugar Future, June 2018 Settlement, Expires 05/15/2018, Strike Price $11.25	180	2,368,800	18,144
Sugar Future, June 2018 Settlement, Expires 05/15/2018, Strike Price $11.50	561	7,382,760	100,531
Sugar Future, June 2018 Settlement, Expires 05/15/2018, Strike Price $11.75	335	4,408,600	101,304
Sugar Future, June 2018 Settlement, Expires 05/15/2018, Strike Price $12.00	460	6,053,600	211,232
Sugar Future, June 2018 Settlement, Expires 05/15/2018, Strike Price $12.25	390	5,132,400	257,712
Sugar Future, June 2018 Settlement, Expires 05/15/2018, Strike Price $12.50	160	2,105,600	143,360
Sugar Future, June 2018 Settlement, Expires 05/15/2018, Strike Price $12.75	20	263,200	23,072
Sugar Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $10.25	80	1,052,800	6,272
Sugar Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $10.50	160	2,105,600	16,128
Sugar Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $10.75	220	2,895,200	32,032
Sugar Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $11.00	860	11,317,600	173,376
Sugar Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $11.25	365	4,803,400	102,200
Sugar Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $11.50	285	3,750,600	108,528
Sugar Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $11.75	245	3,224,200	126,224
Sugar Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $12.00	80	1,052,800	52,864
Sugar Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $12.50	350	4,606,000	364,560
Sugar Future, July 2018 Settlement, Expires 06/15/2018, Strike Price $12.75	20	263,200	25,536
Sugar Future, August 2018 Settlement, Expires 07/16/2018, Strike Price $11.00	60	805,728	14,164
U.S. Treasury 10-Year Note Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $118.00	100	11,963,000	6,250
U.S. Treasury 10-Year Note Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $119.00	93	11,125,590	20,344
U.S. Treasury 10-Year Note Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $119.50	479	57,302,770	187,109
U.S. Treasury 10-Year Note Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $120.00	775	92,713,250	508,594
U.S. Treasury 10-Year Note Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $120.50	500	59,815,000	507,812
U.S. Treasury 10-Year Note Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $117.00	75	8,931,750	7,031
U.S. Treasury 10-Year Note Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $118.00	225	26,795,250	52,734
U.S. Treasury Long Bond Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $140.00	375	53,940,000	46,875
U.S. Treasury Long Bond Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $141.00	500	71,920,000	109,375
U.S. Treasury Long Bond Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $142.00	500	71,920,000	195,313
U.S. Treasury Long Bond Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $143.00	700	100,688,000	481,250
U.S. Treasury Long Bond Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $144.00	400	57,536,000	450,000
U.S. Treasury Long Bond Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $145.00	50	7,192,000	85,938
U.S. Treasury Long Bond Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $138.00	225	32,175,000	49,219
U.S. Treasury Long Bond Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $139.00	375	53,625,000	123,047
U.S. Treasury Long Bond Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $140.00	450	64,350,000	217,969
U.S. Treasury Long Bond Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $141.00	100	14,300,000	82,655

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION		NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
U.S. Treasury Long Bond Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $142.00		100	$14,300,000	$109,998
Wheat Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $435.00		96	2,450,400	600
Wheat Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $440.00		221	5,641,025	2,763
Wheat Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $445.00		347	8,857,175	6,506
Wheat Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $450.00		460	11,741,500	14,375
Wheat Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $455.00		530	13,528,250	19,875
Wheat Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $460.00		480	12,252,000	27,000
Wheat Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $465.00		400	10,210,000	30,000
Wheat Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $470.00		345	8,806,125	34,500
Wheat Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $475.00		450	11,486,250	61,875
Wheat Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $480.00		400	10,210,000	72,500
Wheat Future, June 2018 Settlement, Expires 05/25/2018, Strike Price $485.00		280	7,147,000	66,500
Wheat Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $430.00		80	2,042,000	3,000
Wheat Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $440.00		195	4,977,375	12,188
Wheat Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $445.00		140	3,573,500	11,375
Wheat Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $450.00		382	9,750,550	40,588
Wheat Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $455.00		340	8,678,500	46,750
Wheat Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $460.00		430	10,975,750	77,938
Wheat Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $465.00		415	10,592,875	93,375
Wheat Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $470.00		260	6,636,500	73,125
Wheat Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $475.00		360	9,189,000	123,750
Wheat Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $480.00		320	8,168,000	136,000
Wheat Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $485.00		100	2,552,500	51,250
Wheat Future, July 2018 Settlement, Expires 06/22/2018, Strike Price $490.00		208	5,309,200	126,100

TOTAL PUT OPTIONS (Premiums Received $80,225,348)				78,507,565

	COUNTERPARTY (a)	NOTIONAL AMOUNT	NOTIONAL AMOUNT USD	FAIR VALUE
OTC CALL OPTIONS
Brazilian Real, Expires 05/10/2018, Strike Price $3.42	B	50,000,000	50,000,000	1,338,550
Brazilian Real, Expires 05/25/2018, Strike Price $3.50	B	150,000,000	150,000,000	1,518,000
Chilean Peso, Expires 05/31/2018, Strike Price $620.00	B	50,000,000	50,000,000	248,900
Colombian Peso, Expires 05/10/2018, Strike Price $3,000.00	B	50,000,000	50,000,000	3,650
Colombian Peso, Expires 05/24/2018, Strike Price $2,819.50	B	50,000,000	50,000,000	593,800
Colombian Peso, Expires 06/25/2018, Strike Price $2,985.00	B	50,000,000	50,000,000	266,450
Czech Republic Koruna, Expires 05/23/2018, Strike Price EUR 25.40	A	100,000,000	120,759,821	1,113,043
Indian Rupee, Expires 05/03/2018, Strike Price $66.00	B	100,000,000	100,000,000	754,200
Indian Rupee, Expires 05/17/2018, Strike Price $65.22	B	30,000,000	30,000,000	634,890
Indian Rupee, Expires 05/30/2018, Strike Price $68.00	B	75,000,000	75,000,000	84,150
Indian Rupee, Expires 06/06/2018, Strike Price $68.00	B	100,000,000	100,000,000	166,800
Israeli Shekel, Expires 05/07/2018, Strike Price $3.54	A	100,000,000	100,000,000	1,672,800
Israeli Shekel, Expires 05/10/2018, Strike Price $3.57	A	200,000,000	200,000,000	1,901,000
Israeli Shekel, Expires 05/10/2018, Strike Price $3.63	A	100,000,000	100,000,000	170,000
Mexican Peso, Expires 05/03/2018, Strike Price $18.40	A	200,000,000	200,000,000	3,455,400
Mexican Peso, Expires 05/03/2018, Strike Price $18.50	A	200,000,000	200,000,000	2,550,400
Mexican Peso, Expires 05/03/2018, Strike Price $18.65	A	150,000,000	150,000,000	1,079,550
Mexican Peso, Expires 05/03/2018, Strike Price $19.08	D	100,000,000	100,000,000	63,100
Mexican Peso, Expires 05/04/2018, Strike Price $18.50	A	50,000,000	50,000,000	674,000
Mexican Peso, Expires 05/04/2018, Strike Price $18.60	A	150,000,000	150,000,000	1,458,150

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	COUNTERPARTY (a)	NOTIONAL AMOUNT	NOTIONAL AMOUNT USD	FAIR VALUE
Mexican Peso, Expires 05/04/2018, Strike Price $18.70	A	150,000,000	$150,000,000	$1,000,950
Mexican Peso, Expires 05/11/2018, Strike Price $18.75	A	100,000,000	100,000,000	862,300
Polish Zloty, Expires 05/25/2018, Strike Price EUR 4.24	A	100,000,000	120,759,821	637,612
Russian Ruble, Expires 05/04/2018, Strike Price $60.80	B	40,000,000	40,000,000	1,401,240
Russian Ruble, Expires 05/04/2018, Strike Price $61.58	B	50,000,000	50,000,000	1,144,200
Russian Ruble, Expires 05/10/2018, Strike Price $60.10	B	75,000,000	75,000,000	3,490,725
Russian Ruble, Expires 05/10/2018, Strike Price $60.30	B	30,000,000	30,000,000	1,303,950
Russian Ruble, Expires 05/10/2018, Strike Price $60.67	B	100,000,000	100,000,000	3,777,500
South Korean Won, Expires 05/25/2018, Strike Price $1,081.81	B	150,000,000	150,000,000	598,050
South Korean Won, Expires 06/11/2018, Strike Price $1,065.00	B	50,000,000	50,000,000	623,900
Taiwan New Dollar, Expires 05/11/2018, Strike Price $30.05	B	30,000,000	30,000,000	7,530
Turkish Lira, Expires 05/11/2018, Strike Price EUR 5.24	A	100,000,000	120,759,821	10,023
Turkish Lira, Expires 05/14/2018, Strike Price $3.96	B	25,000,000	25,000,000	729,400
Turkish Lira, Expires 05/15/2018, Strike Price $4.15	D	100,000,000	100,000,000	342,400

TOTAL OTC CALL OPTIONS (Premiums Received $22,744,218)				35,676,613

OTC PUT OPTIONS
Brazilian Real, Expires 05/03/2018, Strike Price $3.42	B	70,000,000	70,000,000	9,660
Brazilian Real, Expires 05/03/2018, Strike Price $3.47	B	50,000,000	50,000,000	82,050
Brazilian Real, Expires 05/04/2018, Strike Price $3.33	B	100,000,000	100,000,000	600
Brazilian Real, Expires 05/04/2018, Strike Price $3.45	B	40,000,000	40,000,000	40,920
Brazilian Real, Expires 05/09/2018, Strike Price $3.43	B	150,000,000	150,000,000	159,150
Brazilian Real, Expires 05/10/2018, Strike Price $3.37	B	100,000,000	100,000,000	22,000
Brazilian Real, Expires 06/15/2018, Strike Price $3.44	B	100,000,000	100,000,000	784,300
Brazilian Real, Expires 06/18/2018, Strike Price $3.29	B	100,000,000	100,000,000	125,700
Chilean Peso, Expires 05/03/2018, Strike Price $600.00	B	50,000,000	50,000,000	700
Mexican Peso, Expires 05/02/2018, Strike Price $19.15	A	100,000,000	100,000,000	2,409,400
Mexican Peso, Expires 05/04/2018, Strike Price $18.60	A	100,000,000	100,000,000	367,100
Mexican Peso, Expires 05/04/2018, Strike Price $18.65	A	100,000,000	100,000,000	254,000
Mexican Peso, Expires 05/11/2018, Strike Price $18.60	A	100,000,000	100,000,000	577,200
Mexican Peso, Expires 05/17/2018, Strike Price $17.80	D	100,000,000	100,000,000	40,200
Mexican Peso, Expires 05/29/2018, Strike Price EUR 22.65	A	100,000,000	120,759,821	1,499,112
Norwegian Krone, Expires 05/04/2018, Strike Price EUR 9.55	A	100,000,000	120,759,821	16,786
Norwegian Krone, Expires 05/04/2018, Strike Price EUR 9.60	A	50,000,000	60,379,910	30,130
Norwegian Krone, Expires 05/10/2018, Strike Price EUR 9.62	A	100,000,000	120,759,821	189,593
Norwegian Krone, Expires 06/25/2018, Strike Price EUR 9.60	D	50,000,000	60,379,910	319,108
Russian Ruble, Expires 05/03/2018, Strike Price $62.50	B	50,000,000	50,000,000	105,800
Russian Ruble, Expires 05/10/2018, Strike Price $63.05	B	115,000,000	115,000,000	1,002,800
Russian Ruble, Expires 05/11/2018, Strike Price $64.50	B	30,000,000	30,000,000	769,050
Russian Ruble, Expires 05/11/2018, Strike Price $64.88	B	50,000,000	50,000,000	1,549,250
South African Rand, Expires 05/04/2018, Strike Price $12.36	B	50,000,000	50,000,000	114,050
South African Rand, Expires 05/04/2018, Strike Price $12.36	D	100,000,000	100,000,000	228,100
Swedish Krona, Expires 05/02/2018, Strike Price EUR 10.31	D	50,000,000	60,379,910	–
Swedish Krona, Expires 05/03/2018, Strike Price EUR 10.50	A	100,000,000	120,759,821	55,791
Swedish Krona, Expires 05/03/2018, Strike Price EUR 10.55	A	100,000,000	120,759,821	297,673
Swedish Krona, Expires 05/31/2018, Strike Price $8.42	D	200,000,000	200,000,000	135,200
Taiwan New Dollar, Expires 05/10/2018, Strike Price $29.46	B	30,000,000	30,000,000	30,900
Turkish Lira, Expires 05/02/2018, Strike Price $4.02	E	50,000,000	50,000,000	26,700
Turkish Lira, Expires 05/04/2018, Strike Price $4.00	D	100,000,000	100,000,000	59,300
Turkish Lira, Expires 05/11/2018, Strike Price EUR 4.85	B	50,000,000	60,379,910	109,952
Turkish Lira, Expires 05/14/2018, Strike Price $3.96	B	25,000,000	25,000,000	21,575
Turkish Lira, Expires 05/18/2018, Strike Price EUR 4.85	B	30,000,000	36,227,946	99,661

TOTAL OTC PUT OPTIONS (Premiums Received $20,423,674)				11,533,511

PAYER SWAPTIONS
CDX.HY, (5.000%), Quarterly, Expires 05/16/2018, Strike Price $101.00	F	950,000,000	950,000,000	168,150
CDX.HY, (5.000%), Quarterly, Expires 05/16/2018, Strike Price $106.00	G	200,000,000	200,000,000	312,800
CDX.HY, (5.000%), Quarterly, Expires 05/16/2018, Strike Price $106.50	D	150,000,000	150,000,000	390,600
CDX.HY, (5.000%), Quarterly, Expires 05/16/2018, Strike Price $106.50	G	200,000,000	200,000,000	520,800

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	COUNTERPARTY (a)	NOTIONAL AMOUNT	NOTIONAL AMOUNT USD	FAIR VALUE
CDX.HY, (5.000%), Quarterly, Expires 06/20/2018, Strike Price $105.00	E	100,000,000	$100,000,000	$273,100
CDX.HY, (5.000%), Quarterly, Expires 06/20/2018, Strike Price $105.00	D	200,000,000	200,000,000	760,200
CDX.IG, (1.000%), Quarterly, Expires 05/16/2018, Strike Price $62.50	D	500,000,000	500,000,000	404,000
CDX.IG, (1.000%), Quarterly, Expires 05/16/2018, Strike Price $70.00	E	500,000,000	500,000,000	129,500
CDX.IG, (1.000%), Quarterly, Expires 05/16/2018, Strike Price $75.00	C	1,000,000,000	1,000,000,000	81,000
CDX.IG, (1.000%), Quarterly, Expires 05/16/2018, Strike Price $90.00	E	2,500,000,000	2,500,000,000	157,500
CDX.IG, (1.000%), Quarterly, Expires 06/20/2018, Strike Price $65.00	H	1,000,000,000	1,000,000,000	1,582,000
CDX.IG, (1.000%), Quarterly, Expires 07/18/2018, Strike Price $90.00	C	1,000,000,000	1,000,000,000	700,000

TOTAL PAYER SWAPTIONS (Premiums Received $8,519,000)				5,479,650

RECEIVER SWAPTIONS
CDX.HY, (5.000%), Quarterly, Expires 06/20/2018, Strike Price $107.00	E	100,000,000	100,000,000	384,800
CDX.HY, (5.000%), Quarterly, Expires 06/20/2018, Strike Price $107.00	E	250,000,000	250,000,000	780,500

TOTAL RECEIVER SWAPTIONS (Premiums Received $1,385,000)				1,165,300

TOTAL WRITTEN OPTIONS (Premiums Received $240,249,151)				$204,093,301

(a)	See Note 2.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	VALUE/UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS SOLD
Australian Dollar, June 2018 Settlement	3,225	$242,842,500	$2,282,996
British Pound, June 2018 Settlement	2,292	197,341,200	1,228,043
Canadian Dollar, June 2018 Settlement	497	38,736,180	(18,568)
Coffee ‘C’, July 2018 Settlement	18	828,900	(46,083)
Coffee ‘C’, September 2018 Settlement	39	1,827,394	(94,513)
Euro FX, June 2018 Settlement	2,382	360,962,500	2,595,447
Globex Natural Gas, July 2018 Settlement	6	168,000	(3,030)
Gold 100 Oz., August 2018 Settlement	16	2,120,480	(515)
Henry Hub Natural Gas, June 2018 Settlement	118	815,075	(18,431)
Japanese Yen, June 2018 Settlement	3,183	365,169,675	3,090,398
Lean Hogs Future, June 2018 Settlement	672	19,541,760	39,538
Live Cattle, June 2018 Settlement	447	18,970,680	(781,449)
Natural Gas, June 2018 Settlement	5	138,200	(2,931)
Sugar No. 11, July 2018 Settlement	760	10,001,600	(389,853)
U.S. Treasury 10-Year Note, June 2018 Settlement	918	109,815,750	(45,600)
U.S. Treasury Long Bond, June 2018 Settlement	576	82,854,000	(1,105,372)

TOTAL FUTURES CONTRACTS SOLD		$1,452,133,894	$6,730,077

FUTURES CONTRACTS PURCHASED
Cocoa, July 2018 Settlement	746	21,074,500	106,608
Copper, July 2018 Settlement	777	59,712,450	(1,458,476)
Copper, September 2018 Settlement	67	5,182,450	13,255
Corn, July 2018 Settlement	2,344	46,967,900	356,203
Cotton No. 2, July 2018 Settlement	374	15,678,080	(68,265)
Globex Natural Gas, August 2018 Settlement	65	1,824,500	(33,276)
Globex Natural Gas, June 2018 Settlement	232	6,410,200	(52,033)
Gold 100 Oz., June 2018 Settlement	223	29,418,160	(365,272)
NASDAQ 100 E-mini Index, June 2018 Settlement	55	7,274,300	(52,588)
Natural Gas, August 2018 Settlement	1	28,100	(362)
Natural Gas, July 2018 Settlement	36	1,008,000	(17,962)
Russell 2000 E-mini Index, June 2018 Settlement	816	62,987,040	(630,448)
S&P 500 E-mini Index, June 2018 Settlement	1,773	234,656,550	(1,983,049)

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	VALUE/UNREALIZED APPRECIATION (DEPRECIATION)
Silver, July 2018 Settlement	8	$656,050	$(6,377)
Soybean, July 2018 Settlement	910	47,706,750	(352,975)
Soybean, November 2018 Settlement	43	2,246,213	(11,429)
Wheat, July 2018 Settlement	1,105	28,205,125	368,365
WTI Crude, June 2018 Settlement	3,059	209,755,630	3,129,942
WTI Crude, July 2018 Settlement	530	36,294,400	(115,763)

TOTAL FUTURES CONTRACTS PURCHASED		$817,086,398	$(1,173,902)

Open Forward Currency Contracts

COUNTERPARTY (a)	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION (DEPRECIATION)
B	05/02/2018	Brazilian Real	155,500,000	U.S. Dollar	45,046,141	$(667,926)
B	05/03/2018	Brazilian Real	3,791,380,269	U.S. Dollar	1,096,319,264	(7,186,441)
B	05/07/2018	Brazilian Real	183,100,000	U.S. Dollar	53,000,000	(773,753)
B	05/08/2018	Brazilian Real	228,677,632	U.S. Dollar	68,100,000	(2,879,877)
B	05/11/2018	Brazilian Real	244,201,695	U.S. Dollar	71,100,000	(1,472,791)
B	05/14/2018	Brazilian Real	125,962,800	U.S. Dollar	37,000,000	(1,095,817)
B	06/19/2018	Brazilian Real	105,630,000	U.S. Dollar	30,000,000	2,840
B	06/20/2018	Brazilian Real	146,757,260	U.S. Dollar	44,200,000	(2,519,556)
B	05/07/2018	Chilean Peso	10,418,040,000	U.S. Dollar	17,200,000	(215,081)
B	05/15/2018	Colombian Peso	41,974,950,000	U.S. Dollar	15,000,000	(58,105)
A	05/25/2018	Euro	69,700,000	Czech Republic Koruna	1,775,730,000	434,474
D	05/08/2018	Euro	47,200,000	Norwegian Krone	456,680,485	87,814
A	05/29/2018	Euro	46,100,000	Polish Zloty	195,487,050	78,494
A	05/14/2018	Euro	44,400,000	Turkish Lira	232,917,960	(3,406,636)
A	05/31/2018	Mexican Peso	61,228,595	Euro	50,000,000	705,970
E	05/02/2018	Mexican Peso	365,063,000	U.S. Dollar	20,000,000	(486,091)
D	05/02/2018	Mexican Peso	943,850,000	U.S. Dollar	50,000,000	452,121
A	05/02/2018	Mexican Peso	2,187,579,500	U.S. Dollar	117,097,140	(163,277)
E	05/03/2018	Mexican Peso	541,383,300	U.S. Dollar	30,000,000	(1,175,648)
A	05/03/2018	Mexican Peso	2,252,298,180	U.S. Dollar	119,916,952	—
A	05/04/2018	Mexican Peso	3,137,369,040	U.S. Dollar	166,200,000	1,451,625
E	05/07/2018	Mexican Peso	2,589,949,000	U.S. Dollar	140,000,000	(1,665,020)
A	05/07/2018	Mexican Peso	1,343,928,600	U.S. Dollar	72,000,000	(217,762)
E	05/08/2018	Mexican Peso	1,838,998,500	U.S. Dollar	100,000,000	(1,791,789)
D	05/08/2018	Mexican Peso	521,690,400	U.S. Dollar	28,000,000	(140,118)
A	05/08/2018	Mexican Peso	1,511,871,550	U.S. Dollar	81,000,000	(261,380)
A	05/15/2018	Mexican Peso	574,925,000	U.S. Dollar	30,500,000	166,016
D	05/21/2018	Mexican Peso	530,309,490	U.S. Dollar	29,300,000	(1,042,735)
A	05/31/2018	Mexican Peso	1,147,930,000	U.S. Dollar	61,228,595	(164,943)
A	05/08/2018	Norwegian Krone	563,885,380	Euro	58,700,000	(615,772)
A	05/14/2018	Norwegian Krone	347,142,230	Euro	35,900,000	(103,726)
D	06/27/2018	Norwegian Krone	152,800,250	Euro	15,700,000	41,918
D	05/03/2018	Norwegian Krone	130,444,872	Swedish Krona	142,362,000	1
B	05/04/2018	Russian Ruble	1,561,292,250	U.S. Dollar	24,900,000	(118,623)
B	05/11/2018	Russian Ruble	5,472,123,200	U.S. Dollar	87,200,000	(422,274)
B	05/14/2018	Russian Ruble	4,027,903,900	U.S. Dollar	63,100,000	749,398
D	05/08/2018	South African Rand	865,955,770	U.S. Dollar	69,800,000	(405,374)
B	05/02/2018	South Korean Won	236,615,830,000	U.S. Dollar	220,361,949	1,184,601
D	05/04/2018	Swedish Krona	96,823,230	Euro	9,300,000	(172,963)
A	05/07/2018	Swedish Krona	837,561,440	Euro	79,600,000	(466,733)
D	05/03/2018	Swedish Krona	142,362,000	Norwegian Krone	132,000,000	(194,122)
D	06/04/2018	Swedish Krona	342,037,220	U.S. Dollar	39,800,000	(632,518)
B	05/14/2018	Taiwan New Dollar	148,650,000	U.S. Dollar	5,000,000	29,069

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

COUNTERPARTY (a)	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION (DEPRECIATION)
A	05/14/2018	Turkish Lira	225,435,100	Euro	45,000,000	$847,560
B	05/14/2018	Turkish Lira	63,927,500	Euro	13,000,000	(48,782)
B	05/21/2018	Turkish Lira	39,412,000	Euro	8,000,000	(41,168)
E	05/03/2018	Turkish Lira	50,593,750	U.S. Dollar	12,500,000	(56,126)
D	05/07/2018	Turkish Lira	58,851,650	U.S. Dollar	14,300,000	157,627
A	05/07/2018	Turkish Lira	100,840,000	U.S. Dollar	25,000,000	(227,422)
B	05/02/2018	U.S. Dollar	44,797,555	Brazilian Real	155,500,000	419,339
B	05/03/2018	U.S. Dollar	1,098,513,559	Brazilian Real	3,791,380,269	9,380,736
B	05/07/2018	U.S. Dollar	53,000,000	Brazilian Real	185,498,300	89,677
B	05/08/2018	U.S. Dollar	80,000,000	Brazilian Real	276,491,800	1,143,012
B	05/11/2018	U.S. Dollar	25,000,000	Brazilian Real	86,830,000	242,880
B	05/14/2018	U.S. Dollar	63,500,000	Brazilian Real	218,396,000	1,248,844
B	05/29/2018	U.S. Dollar	63,300,000	Brazilian Real	220,220,700	620,784
B	06/04/2018	U.S. Dollar	50,000,000	Brazilian Real	175,485,000	82,728
B	06/20/2018	U.S. Dollar	20,000,000	Brazilian Real	69,282,000	323,260
B	05/07/2018	U.S. Dollar	20,000,000	Chilean Peso	12,214,800,000	85,756
B	06/04/2018	U.S. Dollar	9,000,000	Chilean Peso	5,467,950,000	86,184
B	05/15/2018	U.S. Dollar	14,000,000	Colombian Peso	40,754,000,000	(507,271)
B	05/29/2018	U.S. Dollar	23,000,000	Colombian Peso	64,848,500,000	(82,406)
B	06/27/2018	U.S. Dollar	8,600,000	Colombian Peso	24,021,821,000	56,235
B	05/07/2018	U.S. Dollar	97,000,000	Indian Rupee	6,424,320,000	813,146
B	05/21/2018	U.S. Dollar	23,500,000	Indian Rupee	1,547,070,000	375,264
B	06/01/2018	U.S. Dollar	20,000,000	Indian Rupee	1,347,000,000	(108,729)
B	06/08/2018	U.S. Dollar	31,000,000	Indian Rupee	2,090,020,000	(179,204)
A	05/09/2018	U.S. Dollar	85,300,000	Israeli Shekel	303,231,490	997,990
A	05/14/2018	U.S. Dollar	172,500,000	Israeli Shekel	616,870,700	947,816
E	05/02/2018	U.S. Dollar	19,541,156	Mexican Peso	365,063,000	27,248
D	05/02/2018	U.S. Dollar	50,522,569	Mexican Peso	943,850,000	70,447
A	05/02/2018	U.S. Dollar	117,000,000	Mexican Peso	2,187,579,500	66,137
E	05/03/2018	U.S. Dollar	28,824,352	Mexican Peso	541,383,300	—
A	05/03/2018	U.S. Dollar	120,200,000	Mexican Peso	2,252,298,180	283,048
A	05/04/2018	U.S. Dollar	15,000,000	Mexican Peso	281,631,000	(49,519)
D	05/07/2018	U.S. Dollar	168,900,000	Mexican Peso	3,129,497,710	1,746,514
A	05/07/2018	U.S. Dollar	489,200,000	Mexican Peso	9,104,212,985	2,923,582
E	05/08/2018	U.S. Dollar	121,500,000	Mexican Peso	2,301,862,455	(1,426,579)
A	05/08/2018	U.S. Dollar	247,800,000	Mexican Peso	4,585,308,500	2,930,335
A	05/15/2018	U.S. Dollar	78,000,000	Mexican Peso	1,462,782,000	(23,562)
A	05/21/2018	U.S. Dollar	4,400,000	Mexican Peso	82,609,094	(1,782)
B	05/07/2018	U.S. Dollar	72,700,000	Russian Ruble	4,539,130,730	679,171
B	05/11/2018	U.S. Dollar	223,400,000	Russian Ruble	13,889,469,000	3,138,781
A	05/08/2018	U.S. Dollar	20,000,000	South African Rand	249,260,000	25,187
B	05/02/2018	U.S. Dollar	220,500,372	South Korean Won	236,615,830,000	(1,046,178)
B	05/29/2018	U.S. Dollar	69,250,000	South Korean Won	74,915,342,500	(942,773)
B	06/14/2018	U.S. Dollar	23,000,000	South Korean Won	24,485,800,000	44,742
B	05/15/2018	U.S. Dollar	5,000,000	Taiwan New Dollar	148,650,000	(29,406)
A	05/07/2018	U.S. Dollar	26,000,000	Turkish Lira	107,307,200	(361,325)
A	05/15/2018	U.S. Dollar	20,000,000	Turkish Lira	83,161,000	(372,531)
D	05/16/2018	U.S. Dollar	34,900,000	Turkish Lira	143,651,890	(279,141)

TOTAL OPEN FORWARD CURRENCY CONTRACTS						$(1,062,384)

(a)	See Note 2.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Credit Default Swaps

COUNTERPARTY (a)	REFERENCE ENTITY	BUY/SELL PROTECTION	(PAY)/ RECEIVE FIXED RATES	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	VALUE	UPFRONT PREMIUM (RECEIVED)/ PAID	UNREALIZED APPRECIATION/ (DEPRECIATION)
A	CDX.NA.HY.29	Sell	5.000%	Dec 20 2022	Quarterly	$30,220,000	$2,373,542	$2,170,810	$202,732
A	CDX.NA.HY.30	Buy	(5.000)%	Jun 20 2023	Quarterly	166,800,000	(12,498,907)	(10,750,998)	(1,747,909)
A	CDX.NA.IG.29	Buy	(1.000)%	Dec 20 2022	Quarterly	24,600,000	(527,496)	(504,491)	(23,005)
A	CDX.NA.IG.30	Buy	(1.000)%	Jun 20 2023	Quarterly	951,500,000	(18,715,716)	(17,617,672)	(1,098,044)

TOTAL CREDIT DEFAULT SWAP CONTRACTS									$(2,666,226)

(a)	See Note 2.

Equity Correlation Swaps

DESCRIPTION	COUNTERPARTY (a)	NOTIONAL VALUE	NOTIONAL VALUE USD		VALUE AND UNREALIZED APPRECIATION
EQUITY CORRELATION SWAPS SOLD
Euro Stoxx 50 Index, 01/03/18 - 12/21/18, Strike Price 48%, pay realized rate	D	100,000	$120,760	(b)	$705

TOTAL EQUITY CORRELATION SWAPS SOLD					$705

(a)	See Note 2.
(b)	Notional value reflects correlation exposure per point times 100.

Equity Variance Swaps

DESCRIPTION	COUNTERPARTY (a)	NOTIONAL VALUE	NOTIONAL VALUE USD		VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
EQUITY VARIANCE SWAPS SOLD
SPLV5UE Index, 01/09/18 - 01/10/2019, Strike Price 5.70%	A	877,193	$877,193	(b)	$20
Euro Stoxx 50 Index, 01/05/18 - 06/21/19, Strike Price 19.60%	D	255,000	307,938	(b)	2,050

TOTAL EQUITY VARIANCE SWAPS SOLD					$2,070

EQUITY VARIANCE SWAPS PURCHASED
Euro Stoxx 50 Index, 01/05/18 - 06/21/19, Strike Price 17.00%, receive realized rate accrued when spot above 2,525.341	D	255,000	$307,938	(b)	$(707)

TOTAL EQUITY VARIANCE SWAPS PURCHASED					$(707)

(a)	See Note 2.
(b)	Notional value reflects variance notional multiplied by 100[2].

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Statement of Assets and Liabilities	April 30, 2018 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND
ASSETS:
Investments, at fair value(1)	$1,673,412,288
Unrealized appreciation on forward currency contracts	35,238,371
Unrealized appreciation on swap contracts	205,507
Cash	82,850
Cash at broker	4,684,755
Collateral held at custodian for written options	100,000
Collateral held at broker for credit default swaps	63,867,199
Collateral held at broker for futures	19,106,443
Foreign currencies held at custodian, at value(2)	21,264
Foreign currency collateral held at broker for futures, at value(3)	19,645,171
Due from broker	18,391,470
Swap premium paid	2,170,810
Receivable for fund shares sold	519,402
Receivable for investments sold	21,670,465
Variation margin receivable	428
Interest receivable	489,127
Other assets	716,803
Total assets	1,860,322,353
LIABILITIES:
Options written, at fair value(4)	$204,093,301
Due to broker	2,180,287
Unrealized depreciation on forward currency contracts	36,300,755
Unrealized depreciation on swap contracts	2,869,665
Swap premium received	28,873,161
Payable for investment securities purchased	33,974,786
Payable to Adviser	2,570,920
Payable for Chief Compliance Officer compensation	4,629
Payable to Trustees	17,950
Accrued distribution and service fees	64,273
Accrued service fees	64,273
Payable to Custodian	34,725
Other accrued expenses	692,758
Total liabilities	311,741,483
Total net assets	$1,548,580,870

NET ASSETS CONSIST OF:
Capital stock	$1,620,367,706
Accumulated net investment income	7,991,603
Accumulated net realized loss	(141,191,667)
Unrealized appreciation (depreciation) on:
Investments	21,747,710
Foreign currency translation	(166,032)
Forward currency contracts	(1,062,384)
Futures contracts	5,556,175
Swap contracts	(818,091)
Written options	36,155,850
Total net assets	$1,548,580,870

Net Assets	$1,548,580,870
Shares outstanding	159,869,945
Net asset value, offering and redemption price per share	$9.69

(1) Cost of Investments	$1,651,664,578
(2) Cost of foreign currencies	21,369
(3) Cost of foreign currencies held at broker	19,809,333
(4) Premiums received	240,249,151

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Statement of Operations	For the Period Ended April 30, 2018 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND
INVESTMENT INCOME:
Interest income	$11,158,919
Other income	191,695
Total investment income	11,350,614
EXPENSES
Advisory fees (See Note 4)	15,310,354
Compliance fees	906,840
Interest expense	826,658
Fund accounting and administration fees	811,188
Service fees	634,802
Legal fees	219,609
Distribution and service fees	130,712
Transfer agency fees and expenses	90,549
Audit and tax related fees	82,060
Federal and state registration fees	44,203
Trustees fees and expenses	40,799
Custody fees	37,443
Chief Compliance Officer compensation	19,629
Other expenses	557,114
Total expenses before Adviser recoupment	19,711,960
Expenses recouped by Adviser (See Note 4)	217,564
Total net expenses	19,929,524
Net investment loss	(8,578,910)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(89,268,911)
Foreign currency translation	(1,796,511)
Forward currency contracts	(13,264,597)
Futures contracts	(246,555,033)
Swap contracts	(28,465,047)
Written options	223,827,361
Net change in unrealized appreciation (depreciation) on:
Investments	65,095,957
Foreign currency translation	(22,883)
Forward currency contracts	(3,572,943)
Futures contracts	(26,140,739)
Swap contracts	(606,787)
Written options	76,352,758
Net realized and unrealized loss	(44,417,375)
Net decrease in net assets resulting from operations	$(52,996,285)

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Statement of Changes in Net Assets

	STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND
	PERIOD ENDED APRIL 30, 2018 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2017
OPERATIONS:
Net investment loss	$(8,578,910)	$(24,134,256)
Net realized gain (loss) on:
Investments	(89,268,911)	(74,951,413)
Foreign currency translation	(1,796,511)	3,423,078
Forward currency contracts	(13,264,597)	(63,427,204)
Futures contracts	(246,555,033)	(468,815,689)
Swap contracts	(28,465,047)	(25,812,007)
Written options	223,827,361	872,205,625
Net change in unrealized appreciation (depreciation) on:
Investments	65,095,957	(28,603,494)
Foreign currency translation	(22,883)	(101,216)
Forward currency contracts	(3,572,943)	4,576,996
Futures contracts	(26,140,739)	21,208,082
Swap contracts	(606,787)	(207,109)
Written options	76,352,758	(60,139,548)
Net increase (decrease) in net assets resulting from operations	(52,996,285)	155,221,845

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(42,798,104)	—
From net realized gain	(155,719,447)	(51,575,770)
Total distributions	(198,517,551)	(51,575,770)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	248,544,492	532,095,627
Proceeds from shares issued to holders in reinvestment of dividends	164,300,398	43,523,525
Cost of shares redeemed	(130,747,130)	(131,659,673)
Net increase in net assets from capital share transactions	282,097,760	443,959,479
Total increase in net assets	30,583,924	547,605,554

NET ASSETS:
Beginning of period	1,517,996,946	970,391,392
End of period	$1,548,580,870	$1,517,996,946

Accumulated net investment income	$7,991,603	$59,368,617

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Financial Highlights

	STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND
	PERIOD ENDED APRIL 30, 2018		YEAR ENDED OCTOBER 31, 2017		YEAR ENDED OCTOBER 31, 2016		PERIOD ENDED OCTOBER 31, 2015(1)
Per Share Data:
Net asset value, beginning of period	$11.49		$10.70		$10.31		$10.00
Income (loss) from investment operations
Net investment loss(2)	(0.06)		(0.21)		(0.25)		(0.16)
Net realized and unrealized gains (losses)	(0.25)		1.56		0.87		0.47

Total from investment operations	(0.31)		1.35		0.62	(3)	0.31

Less distributions to shareholders
Dividends from net realized gains	(1.17)		(0.56)		(0.11)		—
Dividends from net investment income	(0.32)		—		(0.12)		—

Total distributions	(1.49)		(0.56)		(0.23)		—

Net asset value, end of period	$9.69		$11.49		$10.70		$10.31

Total return(4)	(3.33	)%(5)	13.27%		6.15%		3.10	%(5)
Supplemental Data and Ratios:
Net assets, end of period (000s)	$1,548,581		$1,517,997		$970,391		$695,009
Ratio of expenses to average net assets
(before expense waiver/recoupment)(6)	2.57	%(7)	2.72%		2.80%		2.69	%(7)
Ratio of expenses to average net assets
(after expense waiver/recoupment)(6)	2.60	%(7)	2.80%		2.68%		2.71	%(7)
Ratio of net investment loss to average net assets
(before expense waiver/recoupment)(6)	(1.09	)%(7)	(1.87)%		(2.54)%		(2.63	)%(7)
Ratio of net investment loss to average net assets
(after expense waiver/recoupment)(6)	(1.12	)%(7)	(1.95)%		(2.42)%		(2.65	)%(7)
Portfolio turnover rate	835	%(5)(8)	9,837	%(8)	33,522	%(8)	1,361	%(5)

(1)	The Fund commenced operations on April 2, 2015.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Includes increase from payments by affiliates of less than $0.01.
(4)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(5)	Not annualized.
(6)	Ratio includes borrowing and investment related expenses not covered by the Fund’s expense limitation agreement. See Note 4.
(7)	Annualized.
(8)	Portfolio turnover rate excludes equity assignments.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Notes to Consolidated Financial Statements	April 30, 2018 (Unaudited)

1. Organization

Stone Ridge Trust III (the “Trust”) was organized as a Delaware statutory trust on December 17, 2014, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a continuously-offered non-diversified closed-end management investment company issuing shares. As of April 30, 2018, the Trust consisted of one series: the Stone Ridge All Asset Variance Risk Premium Fund (the “Fund”). The Fund commenced operations on April 2, 2015. The Fund offers one class of shares to investors with no front-end or back-end sales charges, a 0.05% fee paid pursuant to the Distribution and Servicing Plan, a 0.05% fee paid pursuant to the Services Agreement and no redemption fee. The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes the issuance of an unlimited number of shares.

The Fund has an interval fund structure pursuant to which the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding shares at net asset value (“NAV”), subject to approval of the Board of Trustees (the “Board”). In all cases, such repurchase offers will be for at least 5% and not more than 25%, and are currently expected to be for 10%, of the Fund’s outstanding shares. In connection with any given repurchase offer, it is possible that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their shares repurchased. The Fund’s shares are not listed, and the Fund does not currently intend to list its shares for trading on any national securities exchange. The shares are therefore illiquid. Even though the Fund makes quarterly repurchase offers to repurchase a portion of the shares to provide liquidity to shareholders, shareholders should consider the shares to be illiquid. There is not expected to be any secondary trading market in the shares.

The Fund’s investment objective is to achieve capital appreciation. The Fund pursues its investment objective primarily by receiving premiums in connection with its derivative contracts (including put and call options, futures contracts, options on futures contracts, and swaps) related to a variety of asset classes that the Adviser (as defined herein) believes offer variance risk premiums.

The consolidated financial statements include the accounts of Stone Ridge All Asset Variance Risk Premium Sub Fund Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund. All intercompany accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its assets (at the time of purchase) in its Subsidiary. The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives such as commodity-linked futures, options and swaps. As of April 30, 2018 the Subsidiary’s net assets were $389,336,350, which represented 20.9% of the Fund’s gross assets.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services-Investment Companies.

(a) Investment Valuation and Fair Value Measurement The Board has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee comprised of employees of Stone Ridge Asset Management, LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost, which approximates fair value.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Notes to Consolidated Financial Statements	April 30, 2018 (Unaudited)

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the 1940 Act, the value of the shares of such funds is calculated based upon the NAV per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Fund’s investments in publicly- traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers or other third-party sources; (ii) valuations provided by a third-party pricing agent; (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund

A substantial portion of the Fund’s investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase shares or sell shares in connection with a periodic repurchase offer. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Notes to Consolidated Financial Statements	April 30, 2018 (Unaudited)

the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels during the reporting period. The following table summarizes the inputs used to value the Fund’s investments as of April 30, 2018:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Purchased Options	$—	$54,680,357	$—	$54,680,357
Money Market Funds	412,148,676	—	—	412,148,676
U.S. Treasury Bills	—	1,206,583,255	—	1,206,583,255

Total Assets	$412,148,676	$1,261,263,612	$—	$1,673,412,288
Liabilities
Written Options	$(132,689,847)	$(71,403,454)	$—	$(204,093,301)

Total Liabilities	$(132,689,847)	$(71,403,454)	$—	$(204,093,301)
Other Financial Instruments*
Unrealized appreciation on forward currency contracts	$—	$35,238,371	$—	$35,238,371
Unrealized depreciation on forward currency contracts	—	(36,300,755)	—	(36,300,755)
Unrealized appreciation on futures contracts	13,210,795	—	—	13,210,795
Unrealized depreciation on futures contracts	(7,654,620)	—	—	(7,654,620)
Unrealized appreciation on swap contracts	—	205,507	—	205,507
Unrealized depreciation on swap contracts	—	(2,869,665)	—	(2,869,665)

Total	$5,556,175	$(3,726,542)	$—	$1,829,633

*	Other financial instruments are derivatives, such as futures, forward currency and swap contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Derivative Transactions — The Fund engaged in derivatives for hedging and speculative purposes during the period ended April 30, 2018. The use of derivatives included options, futures, swaps and forward currency contracts.

Futures Contracts — The Fund may purchase and sell futures contracts and has held futures contracts during the period ended April 30, 2018. The Fund uses futures contracts to gain exposure or to hedge asset classes such as equities, currencies, commodities and fixed income. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Fund deposits and maintains as collateral, an

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Notes to Consolidated Financial Statements	April 30, 2018 (Unaudited)

initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The average notional amount of futures contracts during the period ended April 30, 2018, was $1,426,662,527 for long contracts and $819,759,398 for short contracts.

Options — The Fund purchases and writes call or put options on securities, indices, futures contracts, including commodity futures contracts, and enters into related closing transactions. The Fund wrote call and put options during the period ended April 30, 2018. The Fund writes put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Fund since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. OTC options are customized agreements between the parties. With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract.

As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (the exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale).

Options on indices are similar to options on securities, except that upon exercise index options require cash payments and do not involve the actual purchase or sale of securities.

The average market value of written options for the period ended April 30, 2018 was $191,087,212.

Forward Currency Contracts — The Fund enters into forward currency contracts. When entering into a forward currency contract, in the case of a deliverable contract the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date or in the case of a non-deliverable contract to settle the equivalent in U.S. dollar. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk from movements in currencies or credit risk from the possible inability of counterparties to meet the terms of their contracts. The average notional amount of forward currency contracts during the period ended April 30, 2018 was $1,971,655,226 for long contracts and $2,726,213,531 for short contracts.

Swaps

Correlation Swaps — The Fund enters into correlation swaps. Correlation swaps are transactions in which counterparties agree to buy or sell the future realized correlation on an underlying reference basket of securities or instruments at a specific level over a fixed period. Correlation swaps are subject to all the risks of OTC derivatives generally, including counterparty risks (if the counterparty fails to meet its obligations) and the risk that the Adviser is incorrect in forecasts of correlation on the underlying reference basket. The average notional amount of correlation swaps held during the period ended April 30, 2018 was $103,639 for short contracts.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Notes to Consolidated Financial Statements	April 30, 2018 (Unaudited)

Credit Default Swaps — The Fund enters into credit default swaps. A credit default swap enables an investor to buy or sell protection against a credit event, such as a borrower’s or issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. The Fund may seek to enhance returns by selling protection or attempt to mitigate credit risk by buying protection against the occurrence of a credit event by a specified borrower or issuer. If the Fund buys credit protection using a credit default swap and a credit event occurs, the Fund will deliver the defaulted bond underlying the swap and the swap counterparty will pay the par amount of the bond. If the Fund sells credit protection using a credit default swap and a credit event occurs, the Fund will pay the par amount of the defaulted bond underlying the swap and the swap counterparty will deliver the bond. If the swap is on a basket of assets, the notional amount of the swap is reduced by the par amount of the defaulted asset, and the fixed payments are then made on the reduced notional amount. Risks of credit default swaps include all the risks of OTC derivatives generally, including counterparty credit risk (if the counterparty fails to meet its obligations) and the risk that the Fund will not properly assess the cost of the instrument based on the lack of transparency in the market. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay par value on defaulted bonds. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid. In addition, if the Fund is buying credit protection and a credit event does occur, there is a risk when the Fund does not own the underlying asset, that the Fund will have difficulty acquiring the asset on the open market and may receive adverse pricing. The average notional amount of credit default swaps during the period ended April 30, 2018 was $770,480,000 for contracts in which the Fund purchased protection and $22,888,571 for contracts in which the Fund sold protection.

Volatility Swaps and Variance Swaps — The Fund enters into volatility and/or variance swaps. Volatility swaps and variance swaps are transactions in which counterparties agree to economically buy or sell volatility or variance (which equals volatility squared), as the case may be, of the underlying reference at a specific level over a fixed period. Volatility and variance swaps are subject to credit risks (if the counterparty fails to meet its obligations), and the risk that the Adviser is incorrect in forecasts of volatility and/or variance of the underlying reference. The average notional amount of variance swaps held during the period ended April 30, 2018 was $245,774 for long contracts and $679,739 for short contracts. The fund did not hold volatility swaps during the period ended April 30, 2018.

The tables below reflect the values of derivative assets and liabilities as reflected in the Consolidated Statement of Assets and Liabilities.

	ASSET DERIVATIVES
RISK EXPOSURE	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Options
Credit contracts	Investments, at fair value	$44,250
Equity contracts	Investments, at fair value	53,878,800
Foreign exchange contracts	Investments, at fair value	268,417
Volatility contracts	Investments, at fair value	488,890

Futures
Commodity contracts	Net assets—Unrealized appreciation*	4,013,911
Equity contracts	Net assets—Unrealized appreciation*	—
Foreign exchange contracts	Net assets—Unrealized appreciation*	9,196,884

Forwards
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	35,238,371

Swaps
Equity contracts	Unrealized appreciation on swap contracts**	2,775
Credit default contracts	Unrealized appreciation on swap contracts**	202,732

Total		$103,335,030

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Consolidated Schedule of Investments.
**	Reflects cumulative unrealized appreciation of swap contracts as reported in the Consolidated Schedule of Investments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Notes to Consolidated Financial Statements	April 30, 2018 (Unaudited)

	LIABILITY DERIVATIVES
RISK EXPOSURE	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Options
Commodity contracts	Written options, at fair value	$96,124,327
Credit contracts	Written options, at fair value	6,644,950
Equity contracts	Written options, at fair value	14,327,825
Foreign exchange contracts	Written options, at fair value	79,209,228
Interest rate contracts	Written options, at fair value	5,120,671
Volatility contracts	Written options, at fair value	2,666,300

Futures
Commodity contracts	Net assets—Unrealized depreciation*	3,818,995
Equity contracts	Net assets—Unrealized depreciation*	2,666,085
Foreign exchange contracts	Net assets—Unrealized depreciation*	18,568
Interest rate contracts	Net assets—Unrealized depreciation*	1,150,972

Forwards
Foreign exchange contracts	Unrealized depreciation on forward currency contracts	36,300,755

Swaps
Equity contracts	Unrealized depreciation on swap contracts**	707
Credit default contracts	Unrealized depreciation on swap contracts**	2,868,958

Total		$250,918,341

*	Reflects cumulative unrealized depreciation of futures contracts as reported in the Consolidated Schedule of Investments.
**	Reflects cumulative unrealized depreciation of swap contracts as reported in the Consolidated Schedule of Investments.

The tables below reflect the effect of derivative instruments on the Consolidated Statement of Operations for the period ended April 30, 2018.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	PURCHASED OPTIONS(1)	WRITTEN OPTIONS	SWAP CONTRACTS	FORWARD CURRENCY CONTRACTS	TOTAL
Commodity contracts	$(205,136,339)	$(75)	$219,139,815	$—	$—	$14,003,401
Credit contracts	—	(2,513,250)	22,911,795	(28,485,968)	—	(8,087,423)
Equity contracts	56,945,109	(69,466,057)	(136,933,690)	20,921	—	(149,433,717)
Foreign exchange contracts	(68,894,965)	(14,777,069)	90,120,424	—	(13,264,597)	(6,816,207)
Interest rate contracts	(19,295,265)	—	23,101,295	—	—	3,806,030
Volatility contracts	(10,173,573)	(1,835,029)	5,487,722	—	—	(6,520,880)

	$(246,555,033)	$(88,591,480)	$223,827,361	$(28,465,047)	$(13,264,597)	$(153,048,796)

(1)	Amounts are included in realized gain (loss) on investments in the Consolidated Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	PURCHASED OPTIONS(1)	WRITTEN OPTIONS	SWAP CONTRACTS	FORWARD CURRENCY CONTRACTS	TOTAL
Commodity contracts	$(4,848,418)	$—	$(183,302)	$—	$—	$(5,031,720)
Credit contracts	—	412,900	868,200	(585,128)	—	695,972
Equity contracts	(21,152,563)	65,481,893	73,960,313	(21,659)	—	118,267,984
Foreign exchange contracts	72,888	(150,003)	1,283,590	—	(3,572,943)	(2,366,468)
Interest rate contracts	(212,646)	—	576,539	—	—	363,893
Volatility contracts	—	13,094	(152,582)	—	—	(139,488)

	$(26,140,739)	$65,757,884	$76,352,758	$(606,787)	$(3,572,943)	$111,790,173

(1)	Amounts are included in change in unrealized appreciation (depreciation) on investments in the Consolidated Statement of Operations.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Notes to Consolidated Financial Statements	April 30, 2018 (Unaudited)

(b) Offsetting on the Consolidated Statement of Assets and Liabilities The Fund is subject to netting arrangements, which govern the terms of certain transactions with select counterparties. The netting arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The netting arrangements also specify collateral posting arrangements at prearranged exposure levels. Under the netting arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant netting arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of netting arrangement.

	GROSS AMOUNT OF RECOGNIZED ASSETS	GROSS AMOUNT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
ASSETS:				FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
Forward Currency Contracts	$35,238,371	$—	$35,238,371	$(29,416,221)	$—	$5,822,150
Purchased Options	312,667	—	312,667	(312,667)	—	—
Swap Contracts	2,775	—	2,775	(707)	—	2,068
	$35,553,813	$—	$35,553,813	$(29,729,595)	$—	$5,824,218

	GROSS AMOUNT OF RECOGNIZED LIABILITIES	GROSS AMOUNT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
LIABILITIES:				FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED	NET AMOUNT
Forward Currency Contracts	$36,300,755	$—	$36,300,755	$(29,416,221)	$(6,183,327)	$701,207
Written Options	53,855,074	—	53,855,074	(312,667)	(52,905,657)	636,750
Swap Contracts	707	—	707	(707)	—	—
	$90,156,536	$—	$90,156,536	$(29,729,595)	$(59,088,984)	$1,337,957

Actual collateral pledged may be more than reported in order to satisfy broker requirements.

(c) Use of Estimates The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(d) Indemnifications In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

(e) Federal Income Taxes The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(f) Distributions to Shareholders The Fund intends to distribute to its shareholders any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Notes to Consolidated Financial Statements	April 30, 2018 (Unaudited)

(g) Foreign Securities and Currency Transactions The Fund’s books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Fund does not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

(h) Other Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/ accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.

(i) Restricted Securities The Fund may invest in securities that are restricted, but eligible for purchase and sale by certain qualified institutional buyers, as defined in Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publicly registered. Restricted securities may be deemed illiquid.

(j) Counterparties The counterparties presented in the Consolidated Schedule of Investments are as follows: A: Morgan Stanley Capital Services LLC, B: BNP Paribas Corporate & Institutional Banking, C: Barclays Bank PLC, D: Goldman Sachs International, E: Credit Suisse International, F: Credit Suisse Securities (USA) LLC, G: Societe Generale Corporate & Investment Banking, H: Bank of America Merrill Lynch.

3. Federal Tax Matters

Provisions for federal income taxes or excise taxes have not been made since the Fund intends to be taxed as a Regulated Investment Company and intends to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to Regulated Investment Companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share.

For the year ended October 31, 2017, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Fund’s net assets as follows:

	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID IN CAPITAL
All Asset Variance Risk Premium Fund	$81,577,609	$(70,114,714)	$(11,462,895)

These differences primarily relate to foreign currency gain/(loss), treatment of swap contracts, and income from Subsidiary.

As of October 31, 2017, the components of accumulated earnings (losses) for income tax purposes were as follows:

Tax cost of investments	$1,616,490,224
Unrealized appreciation	131,490,194
Unrealized depreciation	(150,148,477)
Net unrealized depreciation	(18,658,283)
Undistributed ordinary income	149,111,323
Undistributed long-term gains/(capital loss carryover)	49,404,610
Total distributable earnings	198,515,933
Other temporary differences	(130,651)
Total accumulated earnings	$179,726,999

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Notes to Consolidated Financial Statements	April 30, 2018 (Unaudited)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to adjustments involving Subsidiary and investments in derivatives.

The tax character of distributions paid during the year ended October 31, 2017 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
All Asset Variance Risk Premium Fund	$6,987,555	$44,588,215	$—	$51,575,770

The tax character of distributions paid during the year ended October 31, 2016 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
All Asset Variance Risk Premium Fund	$10,597,978	$5,517,517	$—	$16,115,495

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended October 31, 2017, or for any other tax years which are open for exam. As of October 31, 2017 open tax years include the periods ended October 31, 2015, 2016 and 2017. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the year, the Fund did not incur any interest or penalties.

4. Agreements

(a) Investment Management Agreement The Adviser is the investment adviser of the Fund and was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Fund.

As compensation for its services, the Adviser is paid by the Fund a fee, computed daily and paid monthly in arrears, at an annual rate of 2.00% of the Fund’s average daily net assets.

Under an investment management agreement with a Subsidiary, the Adviser provides the Subsidiary with the same type of management services as the Adviser provides to the Fund in respect of the Fund’s exposure to commodity interests. To the extent the Adviser receives compensation for providing such services to the Subsidiary, the Adviser will not receive compensation from the Fund in respect of the assets of the Fund that are invested in the Subsidiary.

Through February 28, 2019, the Adviser has agreed to pay or otherwise bear operating and other expenses of the Fund (including offering expenses, but excluding brokerage and transactional expenses, borrowing and other investment- related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, taxes, litigation and indemnification expenses; judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business) solely to the extent necessary to limit the total annual fund operating expenses to 2.60% of the average daily net assets of the Fund. The Adviser shall be permitted to recoup in later periods Fund expenses that the Adviser has paid or otherwise borne (whether through reduction of its management fee or otherwise) to the extent that the expenses for the Fund fall below the annual limitation rate in effect at the time of the actual waiver/ reimbursement and to the extent that they do not cause the Fund to exceed the annual rate in effect at the time of the recoupment; provided, however, that the Adviser shall not be permitted to recoup any such fees or expenses beyond three years from the month end in which the Adviser reduced a fee or reimbursed an expense. During the period ended April 30, 2018, the Adviser has recouped an amount disclosed in the Consolidated Statement of Operations. The Adviser has recovered all previously waived or reimbursed fees or expenses as of April 30, 2018.

(b) Custodian, Administrator, and Transfer Agent The custodian to the Fund is U.S. Bank, N.A. The administrator and transfer agent to the Fund is U.S. Bancorp Fund Services, LLC, an affiliate of U.S. Bank, N.A.

(c) Distributor ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Notes to Consolidated Financial Statements	April 30, 2018 (Unaudited)

5. Services Agreement

Servicing fees and distribution fees may be paid pursuant to a Distribution and Servicing Plan dated as of March 1, 2018 at the maximum annual rate of 0.05% and servicing fees may be paid pursuant to an amended and restated Services Agreement between the Fund and the Adviser dated as of March 1, 2018, under which the Fund has appointed the Adviser as “servicing agent” to compensate financial intermediaries, at an annual rate of 0.05%, in each case, calculated as a percentage of the Fund’s average daily net assets. (Under the prior Services Agreement, the servicing fees were paid at an annual rate of 0.10% of the Fund’s average daily net assets.) These fees are paid out of the Fund’s assets on an ongoing basis and may be administered or facilitated by the Distributor. Some intermediaries may receive payments pursuant to both the Distribution and Servicing Plan and the Services Agreement. The Adviser performs certain services and incurs certain expenses through its employees who are registered representatives of a broker-dealer with respect to the promotion of the Fund’s Shares and the Adviser also performs certain services in connection with the servicing of shareholders. If amounts remain from the servicing fees and/or any distribution fees after the intermediaries have been paid, such amounts may be used to compensate the Adviser for the services it provides and for the expenses it bears. The Distributor does not retain any portion of any servicing fees or distribution fees. To the extent that there are expenses associated with shareholder services that exceed the amounts payable pursuant to the Services Agreement or the Distribution and Servicing Plan, the Fund will bear such expenses.

6. Related Parties

Certain officers of the Trust are also employees of the Adviser. The Officers, with the exception of a portion of the Chief Compliance Officer’s salary, are not compensated by the Trust.

7. Investment Transactions

For the period ended April 30, 2018, aggregate purchases and sales of securities, excluding short-term securities and including equity security transactions related to options exercises, were $94,156,620 and $94,132,365, respectively. The Fund did not have any purchases or sales of long-term U.S. government securities during the period ended April 30, 2018.

8. Capital Share Transactions

	PERIOD ENDED APRIL 30, 2018	YEAR ENDED OCTOBER 31, 2017
Shares sold	24,792,317	49,114,809
Shares issued to holders in reinvestment of dividends	16,155,399	4,254,499
Shares redeemed	(13,154,306)	(12,001,951)
Net increase in shares	27,793,410	41,367,357
Shares outstanding:
Beginning of period	132,076,535	90,709,178
End of period	159,869,945	132,076,535

The shares repurchased were done so in accordance with Section 23(c) of the 1940 Act as follows:

REPURCHASE REQUEST DEADLINE	REPURCHASE OFFER AMOUNT (SHARES)	SHARES TENDERED
January 5, 2018	15,595,895	5,616,115
April 6, 2018	16,394,986	4,734,086

9. Line of Credit

As of April 30, 2018, the Fund together with the Stone Ridge Reinsurance Risk Premium Interval Fund, had an uncommitted line of credit (the “Line”) with U.S. Bank N.A. The Line is for temporary emergency or extraordinary purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities. Borrowings under the Line must be secured by Fund assets and the Line has a maximum withdrawal capacity of the lesser of 5% of the net market value of the Fund or $50,000,000 less any loans outstanding with the Stone Ridge

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Notes to Consolidated Financial Statements	April 30, 2018 (Unaudited)

Reinsurance Risk Premium Interval Fund in excess of $300,000,000. The Line has a one-year term which runs through October 31, 2018 and is reviewed annually by the Board of Trustees. During the period ended April 30, 2018, the Fund’s maximum borrowing was $6,000,000 and average borrowing was $33,149. This borrowing resulted in interest expense of $583 at a weighted average interest rate of 3.50%. This amount is included in Interest Expense on the Fund’s Consolidated Statement of Operations. As of April 30, 2018, the Fund did not have an outstanding loan balance.

10. Subsequent Events Evaluation

In preparing these consolidated financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the consolidated financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 through April 30, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Fund’s transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios of the Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2017	ENDING ACCOUNT VALUE APRIL 30, 2018	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2017 – APRIL 30, 2018
Actual	$1,000.00	$966.70	$12.68
Hypothetical (5% annual return before expenses)	$1,000.00	$1,011.90	$12.97

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 2.60%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Additional Information (Unaudited)

1. Shareholder Notification of Federal Tax Status

For the fiscal year ended October 31, 2017, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PERCENTAGES
All Asset Variance Risk Premium Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2017 was as follows:

PERCENTAGES
All Asset Variance Risk Premium Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) was as follows:

PERCENTAGES
All Asset Variance Risk Premium Fund	100.00%

The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue Code Section 871(k)(1)(c) was as follows:

PERCENTAGES
All Asset Variance Risk Premium Fund	0.00%

Shareholders should not use the above information to prepare their tax returns. Since the Fund’s fiscal year is not the calendar year, another notification is available with respect to calendar year 2017. Such notification, which reflects the amount to be used by calendar year taxpayers on their Federal income tax returns, was made in conjunction with Form 1099-DIV and is available on the Fund’s website, www.stoneridgefunds.com. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in the Fund.

2. Availability of Quarterly Portfolio Holdings Schedules

The Fund is required to file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request on the SEC’s website, www.sec.gov or by calling 1.855.609.3680. You may also obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

3. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov. The Fund is required to file how it voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Investment Adviser

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

Independent Registered Public Accounting Firm

Ernst & Young LLP

220 South 6th Street

Minneapolis, MN 55402

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

ALPS Distributors, Inc.

1290 Broadway, #1100

Denver, CO 80203

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

Stone Ridge Funds P.O. Box 701 Milwaukee, WI 53201-0701 855-609-3680 www.stoneridgefunds.com	XQSEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Information is provided as of July 6, 2018.

Erik Buischi is a Portfolio Manager of the Fund. Mr. Buischi has been a member of the Fund’s investment team since June 2015 and has been a Portfolio Manager since January 2018. Mr. Buischi also is a Portfolio Manager of other registered investment companies, including mutual funds.

Erik Buischi.

Erik Buischi, Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund and its investments jointly with Mr. Fleder and Mr. Stevens. Prior to joining Stone Ridge in 2015, Mr. Buischi was a trader at Goldman Sachs from 2012 to 2015. Mr. Buischi received his BS in Economics from the University of Pennsylvania (Wharton).

Information is provided as of May 31, 2018.

The table below identifies the number of accounts for which Mr. Buischi has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles and other accounts.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts(1)	Total Assets (in millions)	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Erik Buischi	6	$2,313	0	$0	0	$0

(1)	Includes the Fund.

The table below identifies the number of accounts for which Mr. Buischi has day-to-day management responsibilities and the total assets in such accounts with respect to which the advisory fee is based on the performance of the account, within each of the following categories: registered investment companies, other pooled investment vehicles and other accounts.

	Registered Investment Companies for which the Adviser receives a performance-based fee		Other Pooled Investment Vehicles managed for which the Adviser receives a performance-based fee		Other Accounts managed for which the Adviser receives a performance-based fee
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Erik Buischi	0	$0	0	$0	0	$0

Potential Conflicts of Interest

Each of the Portfolio Managers may also be responsible for managing other accounts in addition to the Fund, including other accounts of the Adviser or its affiliates. Other accounts may include, without limitation, other investment companies registered under the 1940 Act, unregistered investment companies that rely on Section 3(c)(1) or Section 3(c)(7) of the 1940 Act, separately managed accounts, foreign investment companies and accounts or investments owned by the Adviser or its affiliates or the Portfolio Managers. Management of other accounts in addition to the Fund can present certain conflicts of interest, as described below.

From time to time, potential conflicts of interest may arise between a Portfolio Manager’s management of the investments of the Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar or different investment objectives or strategies as the Fund, or otherwise hold, purchase or sell securities that are eligible to be held, purchased or sold by the Fund or may take positions that are opposite in direction from those taken by the Fund.

As a fiduciary, the Adviser owes a duty of loyalty to its clients and must treat each client fairly. The Adviser and the Fund have adopted compliance policies and procedures that are designed to avoid, mitigate, monitor and oversee areas that could present potential conflicts of interest.

Allocation of Limited Time and Attention. A Portfolio Manager who is responsible for managing multiple accounts may devote unequal time and attention to the management of those accounts. As a result, the Portfolio Manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of the accounts as might be the case if he or she were to devote substantially more attention to the management of a single account. The effects of this potential conflict may be more pronounced where accounts overseen by a particular Portfolio Manager have different investment strategies.

Allocation of Investment Opportunities. A potential conflict of interest may arise as a result of the Adviser’s management of a number of accounts with similar or different investment strategies. When the Adviser purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. The Adviser attempts to allocate investments in a fair and equitable manner over time among client accounts, with no account receiving preferential treatment over time. To this end, the Adviser has adopted policies and procedures that are intended to provide the Adviser with flexibility to allocate investments in a manner that is consistent with its fiduciary duty. There is no guarantee, however, that the policies and procedures adopted by the Adviser will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

An investment opportunity may be suitable for both the Fund and other accounts, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. If a Portfolio Manager identifies a limited investment opportunity that may be suitable for multiple accounts, the opportunity may be allocated among these several accounts; as a result of these allocations, there may be instances in which the Fund will not participate in a transaction that is allocated among other accounts or the Fund may not be allocated the full amount of an investment opportunity. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. In addition, different account guidelines and/or differences within particular investment strategies may lead to the use of different investment practices for accounts with a similar investment strategy. Whenever decisions are made to buy or sell securities by the Fund and one or more of the other accounts simultaneously, the Adviser may aggregate the purchases and sales of the securities. The Adviser will not necessarily purchase or sell the same securities at the same time, in the same direction or in the same proportionate amounts for all eligible accounts, particularly if different accounts have different amounts of capital under management by the Adviser, different amounts of investable cash available, different strategies or different risk tolerances. As a result, although the Adviser may manage different accounts with similar or identical investment objectives, or may manage accounts with different objectives that trade in the same securities, the portfolio decisions relating to these accounts, and the performance resulting from such decisions, may differ from account to account, and the trade allocation and aggregation and other policies and procedures of the Fund or the Adviser could have a detrimental effect on the price or amount of the securities available to the Fund from time to time.

As a result of regulations governing the ability of certain clients of the Adviser to invest side-by-side, it is possible that the Fund may not be permitted to participate in an investment opportunity at the same time as another fund or another account managed by the Adviser. These limitations may limit the scope of investment opportunities that would otherwise be available to the Fund. The decision as to which accounts may participate in any particular investment opportunity will take into account applicable law and the suitability of the investment opportunity for, and the strategy of, the applicable accounts. It is possible that the Fund may be prevented from participating due to such investment opportunity being more appropriate, in the discretion of the Adviser, for another account.

Conflicts of Interest Among Strategies. At times, a Portfolio Manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he or she exercises investment responsibility, or may decide that certain of the accounts should take differing positions with respect to a particular security. In these cases, the Portfolio Manager may place separate transactions for one or more accounts, which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other accounts. Similarly, the Adviser or its affiliates may take positions in accounts or investments owned by them that are different from those taken by one or more client accounts.

Conflicts may also arise in cases when accounts invest in different parts of an issuer’s capital structure, including circumstances in which one or more accounts own private securities or obligations of an issuer and other accounts may own public securities of the same issuer. Actions by investors in one part of the capital structure could disadvantage investors in another part of the capital structure. In addition, purchases or sales of the same investment may be made for two or more accounts on the same date. There can be no assurance that an account will not receive less (or more) of a certain investment than it would otherwise receive if this conflict of interest among accounts did not exist. In effecting transactions, it may not be possible, or consistent with the investment objectives of accounts, to purchase or sell securities at the same time or at the same prices.

Selection of Service Providers. Stone Ridge may be able to select or influence the selection of service providers to clients, including the brokers and dealers that are used to execute securities transactions for the accounts that they supervise. In addition to executing trades, some brokers and dealers may provide Stone Ridge with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain accounts than to others. In addition, Stone Ridge has received and may receive loans or other services from service providers to clients. Although such services are negotiated at arms length, they may pose potential conflicts of interest to Stone Ridge in selecting such service providers.

Related Business Opportunities. The Adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of accounts than for others. In such cases, a Portfolio Manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of accounts that provide greater overall returns to the Adviser and its affiliates.

Broad and Wide-Ranging Activities. The Adviser and its related parties engage in a broad spectrum of activities and may expand the range of services that they provide over time. The Adviser and its related parties will generally not be restricted in the scope of their business or in the performance of any such services (whether now offered or undertaken in the future), even if such activities could give rise to conflicts of interest, and whether or not such conflicts are described herein. In the ordinary course of their business activities, including, but not limited to, activities with third-party service providers and lenders, the Adviser and its related parties may engage in activities where the interests of the Adviser and its related parties or the interests of their clients may conflict with the interests of the shareholders of the Fund.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to a Portfolio Manager differ among the accounts that he or she manages. If the structure of the Adviser’s management fee and/or a Portfolio Manager’s compensation differs among accounts (such as where certain accounts pay higher management fees or a performance or incentive fee), a Portfolio Manager might be motivated to help certain accounts over others. In addition, a Portfolio Manager might be motivated to favor accounts in which he or she has an interest or in which the Adviser and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance a Portfolio Manager’s performance record or to derive other rewards, financial or otherwise, could influence a Portfolio Manager to lend preferential treatment to those accounts that could most significantly benefit a Portfolio Manager.

Investments in the Fund by the Adviser. The Adviser or its affiliates may purchase shares from time to time, and may hold a material position in the Fund. The Adviser or its affiliates may face conflicting interests in determining whether, when and in what amount to tender shares for repurchase in connection with periodic repurchase offers by the Fund. If the Adviser or its affiliate tenders a significant amount of shares in connection with a periodic repurchase offer, this could cause the repurchase offer to be oversubscribed and shareholders participating in the repurchase offer (including the Adviser or its affiliate) would only be able to have a portion of their shares repurchased. In such a case, the Adviser or its affiliate would be subject to the resulting proration of tendered amounts on a pari passu basis with all other tendering investors. Other possible risks associated with the Fund’s repurchase offers are described under “Principal Risks of Investment in the Fund—Repurchase Offers Risk” in the Prospectus.

Investments by Adviser or Related Entities. The Adviser or a related entity may invest in entities that may provide financial or other services for the Fund.

Portfolio Manager Compensation

As of May 31, 2018, Portfolio Managers receive a base salary and may also receive a bonus. Compensation of a Portfolio Manager is determined at the discretion of the Adviser and may be deferred. It may be based on a number of factors including the Portfolio Manager’s experience, responsibilities, the perception of the quality of his or her work efforts and the consistency with which he or she demonstrates kindness to other employees, trading counterparties, vendors and clients. As a firm focused on beta, the compensation of Portfolio Managers is not based upon the performance of client accounts that the Portfolio Managers manage. The Adviser reviews the compensation of each Portfolio Manager at least annually.

Portfolio Manager Securities Ownership

As of May 31, 2018 Mr. Buischi beneficially owned the following shares of the Fund:

Dollar Range of Shares Beneficially Owned
Portfolio Manager
Erik Buischi	$10,001 - $50,000

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Stone Ridge Trust III

By (Signature and Title)*   /s/ Ross Stevens

Ross Stevens, President, Chief Executive Officer and

Principal Executive Officer

Date 7/3/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Ross Stevens

Ross Stevens, President, Chief Executive Officer and

Principal Executive Officer

Date 7/3/18

By (Signature and Title)*   /s/ Anthony Zuco

Anthony Zuco, Treasurer, Principal Financial Officer, Chief

Financial Officer and Chief Accounting Officer

Date 7/3/18

*	Print the name and title of each signing officer under his or her signature.